Alerian Energy Infrastructure ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (32.87%)
Gathering + Processing (2.89%)
Keyera Corp.	76,315	$1,841,671

Pipeline Transportation | Natural Gas (9.19%)
TC Energy Corp.	114,066	5,844,662

Pipeline Transportation | Petroleum (19.37%)
Enbridge, Inc.	194,688	6,511,534
Inter Pipeline, Ltd.	147,984	2,698,702
Pembina Pipeline Corp.	85,067	3,114,140
Total Pipeline Transportation | Petroleum		12,324,376

Storage (1.42%)
Gibson Energy, Inc.	52,220	902,887

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $20,930,863)		20,913,596

U.S. ENERGY INFRASTRUCTURE COMPANIES (27.81%)
Gathering + Processing (10.30%)
ONEOK, Inc.	49,835	3,552,239
Targa Resources Corp.	82,971	2,996,912
Total Gathering + Processing		6,549,151

Liquefaction (5.09%)
Cheniere Energy, Inc.(a)	50,523	3,016,729
Tellurian, Inc.(a)(b)	34,206	223,365
Total Liquefaction		3,240,094

Pipeline Transportation | Natural Gas (10.44%)
Equitrans Midstream Corp.	143,444	1,935,059
Kinder Morgan, Inc.	232,199	4,706,674
Total Pipeline Transportation | Natural Gas		6,641,733

Pipeline Transportation | Petroleum (0.40%)
SemGroup Corp., Class A	28,762	254,256

Storage (1.58%)
Macquarie Infrastructure Corp.	26,546	1,003,970

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $20,565,843)		17,689,204

U.S. ENERGY INFRASTRUCTURE MLPS (26.55%)
Gathering + Processing (3.97%)
CNX Midstream Partners LP	5,145	72,802
Crestwood Equity Partners LP	6,060	221,554

Security Description	Shares	Value
Gathering + Processing (continued)
Enable Midstream Partners LP	10,974	$138,272
MPLX LP	51,329	1,432,592
Noble Midstream Partners LP	2,656	64,621
Summit Midstream Partners LP	5,082	24,495
Western Midstream Partners LP	24,754	570,332
Total Gathering + Processing		2,524,668

Pipeline Transportation | Natural Gas (14.00%)
Energy Transfer LP	275,594	3,750,834
Enterprise Products Partners LP	180,923	5,158,115
Total Pipeline Transportation | Natural Gas		8,908,949

Pipeline Transportation | Petroleum (8.58%)
BP Midstream Partners LP	5,857	87,035
Buckeye Partners LP	18,652	765,291
Genesis Energy LP	13,411	278,144
Holly Energy Partners LP	5,604	151,028
Magellan Midstream Partners LP	27,789	1,852,970
NGL Energy Partners LP	14,277	192,597
NuStar Energy LP	12,035	330,722
Phillips 66 Partners LP	6,845	376,270
Shell Midstream Partners LP	15,180	291,608
Tallgrass Energy LP	57,779	1,131,313
Total Pipeline Transportation | Petroleum		5,456,978

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $19,208,318)		16,890,595

U.S. GENERAL PARTNERS (11.80%)
Gathering + Processing (7.07%)
Antero Midstream Corporation(b)	93,235	662,901
EnLink Midstream LLC	94,057	746,812
The Williams Cos., Inc.	131,035	3,092,426
Total Gathering + Processing		4,502,139

Pipeline Transportation | Petroleum (4.73%)
Plains GP Holdings LP, Class A	137,228	3,008,038

TOTAL U.S. GENERAL PARTNERS
(Cost $10,625,435)		7,510,177

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.64%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $30,498)	2.031%	30,498	$30,498

Investments Purchased with Collateral from Securities Loaned (0.59%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $377,488)		377,488	377,488
TOTAL SHORT TERM INVESTMENTS
(Cost $407,986)			407,986

TOTAL INVESTMENTS (99.67%)
(Cost $71,738,445)			$63,411,558
OTHER ASSETS IN EXCESS OF LIABILITIES (0.33%)			204,630
NET ASSETS - 100.00%			$63,616,188

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $582,833.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description		Shares	Value
MASTER LIMITED PARTNERSHIPS (100.01%)
Gathering + Processing (24.49%)
Crestwood Equity Partners LP(a)		4,823,712	$176,354,911
DCP Midstream LP(a)		8,832,185	215,152,026
Enable Midstream Partners LP		8,734,126	110,049,987
EnLink Midstream LLC(a)		25,286,518	200,774,953
MPLX LP		29,003,358	809,483,722
Noble Midstream Partners LP(a)		2,109,911	51,334,135
Western Midstream Partners LP		19,697,442	453,829,064
Total Gathering + Processing			2,016,978,798

Liquefaction (2.12%)
Cheniere Energy Partners LP		3,979,816	174,435,335

Pipeline Transportation | Natural Gas (25.93%)
Energy Transfer LP		60,894,542	828,774,717
Enterprise Products Partners LP		29,946,804	853,783,382
EQM Midstream Partners LP		8,118,046	245,733,253
TC PipeLines LP(a)		5,286,496	206,966,318
Total Pipeline Transportation | Natural Gas			2,135,257,670

Pipeline Transportation | Petroleum (47.47%)
Buckeye Partners LP(a)		14,943,056	613,113,588
Genesis Energy LP(a)		10,672,737	221,352,565
Holly Energy Partners LP		4,459,053	120,171,478
Magellan Midstream Partners LP(a)		13,692,206	912,996,296
NGL Energy Partners LP(a)		11,363,107	153,288,313
NuStar Energy LP(a)		9,579,423	263,242,544
Phillips 66 Partners LP		5,445,093	299,316,762
Plains All American Pipeline LP(a)		36,834,536	789,364,107
Shell Midstream Partners LP(a)		12,079,327	232,043,872
Tallgrass Energy LP(a)		15,513,219	303,748,828
Total Pipeline Transportation | Petroleum			3,908,638,353

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,092,890,358)			8,235,310,156

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.05%)
State Street Institutional Treasury Plus Money Market Fund	2.031%	3,991,871	$3,991,871
TOTAL SHORT TERM INVESTMENTS
(Cost $3,991,871)			3,991,871

TOTAL INVESTMENTS (100.06%)
(Cost $8,096,882,229)			$8,239,302,027
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)			(4,788,034)
NET ASSETS - 100.00%			$8,234,513,993

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description		Shares	Value
COMMON STOCKS (88.22%)
Consumer Discretionary (5.06%)
Tesla, Inc.(a)(b)		19,556	$4,412,029

Energy (1.92%)
Renewable Energy Group, Inc.(a)		73,672	896,588
REX American Resources Corp.(a)		11,270	774,024
Total Energy			1,670,612

Industrials (19.24%)
Acuity Brands, Inc.		30,601	3,837,671
Ameresco, Inc., Class A(a)		36,752	529,229
American Superconductor Corp.(a)(b)		37,347	286,451
Ballard Power Systems, Inc.(a)(b)		313,710	1,411,695
Covanta Holding Corp.		226,359	3,893,375
Plug Power, Inc.(a)(b)		492,019	1,067,681
Sunrun, Inc.(a)		202,445	3,103,482
TPI Composites, Inc.(a)		67,131	1,184,191
Vivint Solar, Inc.(a)(b)		84,898	684,278
Willdan Group, Inc.(a)		21,107	763,018
Total Industrials			16,761,071

Information Technology (27.37%)
Cree, Inc.(a)		69,996	3,004,928
Enphase Energy, Inc.(a)		185,173	5,494,082
First Solar, Inc.(a)		63,955	3,969,687
Itron, Inc.(a)		67,977	4,721,003
SunPower Corp.(a)(b)		126,584	1,584,832
Universal Display Corp.		24,730	5,081,273
Total Information Technology			23,855,805

Real Estate (3.92%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		123,543	3,413,493

Utilities (30.71%)
Boralex, Inc., Class A		170,549	2,649,056
Clearway Energy, Inc., Class C		148,012	2,619,812
Innergex Renewable Energy, Inc.		247,218	2,753,675
Northland Power, Inc.		211,234	4,006,053
Ormat Technologies, Inc.		64,562	4,795,020
Pattern Energy Group, Inc., Class A		178,937	4,858,140

Security Description		Shares	Value
Utilities (continued)
TerraForm Power, Inc., Class A		146,877	$2,491,034
TransAlta Renewables, Inc.		263,163	2,591,308
Total Utilities			26,764,098

TOTAL COMMON STOCKS
(Cost $69,532,260)			76,877,108

MASTER LIMITED PARTNERSHIPS (11.54%)
Energy (1.40%)
Enviva Partners LP		38,543	1,221,428

Utilities (10.14%)
Brookfield Renewable Partners LP		118,439	4,431,899
NextEra Energy Partners LP		85,960	4,405,450
Total Utilities			8,837,349

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,946,127)			10,058,777

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.28%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $43,841)	2.031%	43,841	43,841

Investments Purchased with Collateral from Securities Loaned (7.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $6,295,685)		6,295,685	6,295,685
TOTAL SHORT TERM INVESTMENTS
(Cost $6,339,526)			6,339,526

TOTAL INVESTMENTS (107.04%)
(Cost $84,817,913)			$93,275,411
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.04%)			(6,132,227)
NET ASSETS - 100.00%			$87,143,184

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,630,134.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.48%)
Communication Services (1.92%)
Netflix, Inc.(a)	2,217	$651,244
Spotify Technology SA(a)	5,269	711,052
Total Communication Services		1,362,296

Consumer Discretionary (0.74%)
iRobot Corp.(a)(b)	8,468	523,407

Financials (5.33%)
American Express Co.	6,292	757,368
LendingClub Corp.(a)	51,936	679,842
LendingTree, Inc.(a)	1,964	609,017
Moody's Corp.	3,964	854,559
S&P Global, Inc.	3,395	883,345
Total Financials		3,784,131

Health Care (12.23%)
ABIOMED, Inc.(a)	2,984	576,121
Align Technology, Inc.(a)	2,469	452,099
Boston Scientific Corp.(a)	18,775	802,256
Cochlear, Ltd.	5,436	798,071
CYBERDYNE, Inc.(a)(b)	146,000	882,308
Demant A/S(a)	23,059	698,443
DENTSPLY SIRONA, Inc.	13,397	698,654
DexCom, Inc.(a)	5,216	895,117
DiaSorin SpA	6,590	780,040
Intuitive Surgical, Inc.(a)	1,509	771,612
Smith & Nephew PLC, Sponsored ADR	17,678	847,837
TransEnterix, Inc.(a)(b)	533,914	488,905
Total Health Care		8,691,463

Industrials (20.06%)
ABB, Ltd., Sponsored ADR(b)	39,662	754,372
ADT, Inc.	118,037	561,856
AeroVironment, Inc.(a)	12,016	619,184
ATS Automation Tooling Systems, Inc.(a)	48,418	668,048
Experian PLC	25,242	773,388
FANUC Corp.	4,270	741,779
IHS Markit, Ltd.(a)	12,877	844,859
Proto Labs, Inc.(a)	7,134	675,875
Prysmian SpA	40,652	889,324
RELX PLC, Sponsored ADR	31,750	763,588
Schneider Electric SE	9,016	754,670
Sensata Technologies Holding PLC(a)	16,192	738,031
Siemens Gamesa Renewable Energy SA	45,364	617,480
SLM Solutions Group AG(a)	63,292	932,115
Thomson Reuters Corp.	11,729	805,983
Verisk Analytics, Inc.	5,250	848,085

Security Description	Shares	Value
Industrials (continued)
Vestas Wind Systems A/S	8,906	$654,375
Wolters Kluwer NV	10,549	759,628
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	723,400	851,613
Total Industrials		14,254,253

Information Technology (54.00%)
3D Systems Corp.(a)(b)	93,270	652,890
Alarm.com Holdings, Inc.(a)	13,892	661,259
ams AG(a)	21,853	875,003
ANSYS, Inc.(a)	3,854	796,082
Autodesk, Inc.(a)	4,697	670,826
Black Knight, Inc.(a)	12,777	795,368
Check Point Software Technologies, Ltd.(a)	6,751	727,083
Cognex Corp.	16,989	765,864
Dassault Systemes SE	4,913	691,960
FARO Technologies, Inc.(a)	16,107	793,108
First Solar, Inc.(a)	12,299	763,399
Fiserv, Inc.(a)	17,400	1,860,755
Fitbit, Inc., Class A(a)	169,440	523,570
FleetCor Technologies, Inc.(a)	2,789	832,238
Fortinet, Inc.(a)	9,966	789,108
Gartner, Inc.(a)	4,812	643,220
Guidewire Software, Inc.(a)	7,799	750,108
InterDigital, Inc.	11,761	578,288
Intuit, Inc.	2,967	855,564
Keyence Corp.	1,358	804,049
Mastercard, Inc., Class A	2,921	821,882
Nemetschek SE	14,657	776,118
NetApp, Inc.	12,278	590,081
NETGEAR, Inc.(a)	29,880	1,037,434
Okta, Inc.(a)	5,855	740,658
Omron Corp.	15,300	757,547
Palo Alto Networks, Inc.(a)	3,707	754,819
PayPal Holdings, Inc.(a)	6,596	719,294
Proofpoint, Inc.(a)	6,977	792,657
PTC, Inc.(a)	8,839	578,689
Qorvo, Inc.(a)	12,053	860,946
Qualys, Inc.(a)	8,757	697,232
salesforce.com, Inc.(a)	5,039	786,437
SAP SE, Sponsored ADR	5,921	705,487
ServiceNow, Inc.(a)	2,782	728,439
Silicon Laboratories, Inc.(a)	7,726	842,134
SimCorp A/S	7,906	735,884
Skyworks Solutions, Inc.	10,405	783,184
Splunk, Inc.(a)	6,448	721,015
Square, Inc.(a)	10,573	653,834
SS&C Technologies Holdings, Inc.	13,306	620,193
Stratasys, Ltd.(a)	33,478	797,446
Symantec Corp.	38,987	906,449
Temenos AG	4,308	721,663
Trend Micro, Inc.	16,747	811,852
Visa, Inc., Class A	4,507	814,956
VMware, Inc., Class A	4,373	618,517
Wirecard AG	4,487	715,549

Security Description		Shares	Value
Information Technology (continued)
Xero, Ltd.(a)		18,575	$793,968
Zscaler, Inc.(a)		9,568	657,704
Total Information Technology			38,371,810

Real Estate (2.29%)
Digital Realty Trust, Inc.		6,403	791,603
Equinix, Inc.		1,504	836,645
Total Real Estate			1,628,248

Utilities (0.91%)
China Longyuan Power Group Corp., Ltd., Class H		1,175,000	645,917

TOTAL COMMON STOCKS
(Cost $68,666,964)			69,261,525

MASTER LIMITED PARTERSHIPS (2.40%)
Utilities (2.40%)
Brookfield Renewable Partners LP		22,811	853,571
NextEra Energy Partners LP		16,628	852,185
Total Utilities			1,705,756

TOTAL MASTER LIMITED PARTERSHIPS
(Cost $1,512,383)			1,705,756

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.34%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $54,329)	2.031%	54,329	54,329

Investments Purchased with Collateral from Securities Loaned (1.25%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $887,171)		887,171	887,171
TOTAL SHORT TERM INVESTMENTS
(Cost $941,500)			941,500

TOTAL INVESTMENTS (101.21%)
(Cost $71,120,847)			$71,908,781
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.21%)			(857,896)
NET ASSETS - 100.00%			$71,050,885

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,911,980.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.48%)
Brazil (8.26%)
BB Seguridade Participacoes SA	80,196	$632,698
Cielo SA	374,622	701,116
Engie Brasil Energia SA	56,730	616,207
Kroton Educacional SA	236,200	574,957
Total Brazil		2,524,978

Chile (1.98%)
Aguas Andinas SA, Class A	1,101,162	605,822

China (10.11%)
China Huarong Asset Management Co., Ltd., Class H(a)(b)	3,731,000	585,318
China Petroleum & Chemical Corp., ADR	9,862	573,673
Lenovo Group, Ltd.	868,000	571,257
Livzon Pharmaceutical Group, Inc., Class H	273,030	750,446
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,008,600	609,760
Total China		3,090,454

Colombia (1.91%)
Grupo Energia Bogota SA ESP	951,350	584,464

Czech Republic (1.91%)
CEZ AS	26,569	585,251

Hungary (1.96%)
Richter Gedeon Nyrt	36,034	600,782

India (7.67%)
Dr Reddy's Laboratories, Ltd., ADR	17,094	611,110
Infosys, Ltd., Sponsored ADR	59,789	686,976
Vedanta, Ltd., ADR	65,588	515,522
Wipro, Ltd., ADR	139,274	532,027
Total India		2,345,635

Indonesia (10.29%)
Adaro Energy Tbk PT	7,317,100	580,313
Astra International Tbk PT	1,217,000	572,681
Bukit Asam Tbk PT	3,193,100	556,007
Indofood Sukses Makmur Tbk PT	1,281,700	716,071
Kalbe Farma Tbk PT	6,044,600	720,153
Total Indonesia		3,145,225

Security Description	Shares	Value
Malaysia (10.36%)
Genting Bhd	405,700	$578,814
Genting Malaysia Bhd	813,900	607,691
MISC Bhd	369,900	638,562
Sime Darby Bhd	1,147,800	625,006
Tenaga Nasional Bhd	216,000	717,004
Total Malaysia		3,167,077

Mexico (7.24%)
Alfa Sab De Cv	654,290	558,913
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,010	571,611
Grupo Lala SAB de CV	511,256	534,177
Grupo Mexico SAB de CV, Series B	238,438	549,175
Total Mexico		2,213,876

Poland (3.45%)
Bank Polska Kasa Opieki SA	21,570	527,431
Powszechny Zaklad Ubezpieczen SA	56,125	527,152
Total Poland		1,054,583

Russia (8.17%)
MMC Norilsk Nickel PJSC, ADR	27,900	676,575
Mobile TeleSystems PJSC, Sponsored ADR	74,328	596,854
Severstal PJSC, GDR(b)	36,635	547,693
X5 Retail Group NV, GDR(b)	19,716	678,625
Total Russia		2,499,747

South Africa (9.21%)
Absa Group, Ltd.	54,396	551,141
AVI, Ltd.	99,933	546,547
MTN Group, Ltd.	87,746	593,448
Netcare, Ltd.	523,199	562,218
Vodacom Group, Ltd.	74,197	563,934
Total South Africa		2,817,288

Thailand (8.50%)
Delta Electronics Thailand PCL	312,824	498,820
Intouch Holdings PCL, NVDR	332,400	695,841
Thai Beverage PCL	1,043,000	676,419
Thai Oil PCL	328,200	727,305
Total Thailand		2,598,385

Turkey (8.46%)
Eregli Demir ve Celik Fabrikalari TAS	505,172	555,763
Ford Otomotiv Sanayi AS	65,478	660,230
Tupras Turkiye Petrol Rafinerileri AS	31,755	686,712

Security Description		Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS, ADR(c)		122,151	$684,046
Total Turkey			2,586,751

TOTAL COMMON STOCKS
(Cost $32,805,187)			30,420,318

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.24%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.031%	71,625	71,625
TOTAL SHORT TERM INVESTMENTS
(Cost $71,625)			71,625

TOTAL INVESTMENTS (99.72%)
(Cost $32,876,812)			$30,491,943
OTHER ASSETS IN EXCESS OF LIABILITIES (0.28%)			85,858
NET ASSETS - 100.00%			$30,577,801

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $585,318, representing 1.91% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2019, the market value of those securities was $1,811,636 representing 5.92% of net assets.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $80,640.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (99.97%)
Communication Services (9.16%)
Communication Services Select Sector SPDR® Fund(a)		295,589	$14,640,523

Consumer Discretionary (9.14%)
Consumer Discretionary Select Sector SPDR® Fund		122,177	14,609,926

Consumer Staples (9.45%)
Consumer Staples Select Sector SPDR® Fund		248,668	15,099,121

Energy (8.26%)
Energy Select Sector SPDR® Fund(a)		229,736	13,205,225

Financials (9.04%)
Financial Select Sector SPDR® Fund		536,442	14,441,019

Healthcare (8.83%)
Health Care Select Sector SPDR® Fund(a)		155,792	14,114,755

Industrials (8.98%)
Industrial Select Sector SPDR® Fund(a)		189,439	14,351,899

Materials (8.98%)
Materials Select Sector SPDR® Fund		253,200	14,353,908

Real Estate (9.48%)
Real Estate Select Sector SPDR® Fund		386,601	15,158,625

Technology (9.28%)
Technology Select Sector SPDR® Fund		186,465	14,829,561

Utilities (9.37%)
Utilities Select Sector SPDR® Fund		239,417	14,982,716

TOTAL EXCHANGE TRADED FUNDS
(Cost $121,975,280)			159,787,278

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (14.30%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $68,425)	2.031%	68,425	$68,425

Investments Purchased with Collateral from Securities Loaned (14.26%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $22,790,860)		22,790,860	22,790,860
TOTAL SHORT TERM INVESTMENTS
(Cost $22,859,285)			22,859,285

TOTAL INVESTMENTS (114.27%)
(Cost $144,834,565)			$182,646,563
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.27%)			(22,808,334)
NET ASSETS - 100.00%			$159,838,229

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $33,084,902.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.85%)
Australia (18.75%)
Australia & New Zealand Banking Group, Ltd.	234,652	$4,225,629
BHP Group, Ltd.	164,305	4,015,535
Commonwealth Bank of Australia	83,012	4,419,249
National Australia Bank, Ltd.	247,716	4,564,318
Rio Tinto, Ltd.	62,762	3,701,753
South32, Ltd.	2,001,731	3,558,897
Telstra Corp., Ltd.	1,710,713	4,285,740
Wesfarmers, Ltd.	185,655	4,888,652
Westpac Banking Corp.	237,488	4,513,406
Woodside Petroleum, Ltd.	188,968	4,088,883
Total Australia		42,262,062

Finland (7.92%)
Fortum Oyj	212,167	4,665,958
Nokia Oyj	926,277	4,580,586
Nordea Bank Abp	623,935	3,896,951
UPM-Kymmene Oyj	174,917	4,713,770
Total Finland		17,857,265

France (6.33%)
Bouygues SA	129,237	4,907,393
Engie SA	313,926	4,769,889
Sanofi	53,462	4,590,112
Total France		14,267,394

Germany (8.33%)
Bayer AG	76,865	5,688,760
Daimler AG	85,739	4,024,139
Deutsche Post AG	148,410	4,876,972
Telefonica Deutschland Holding AG	1,641,861	4,179,178
Total Germany		18,769,049

Hong Kong (3.72%)
Sands China, Ltd.	987,800	4,485,190
WH Group, Ltd.(a)(b)	4,846,000	3,900,089
Total Hong Kong		8,385,279

Italy (1.95%)
Eni SpA	291,771	4,386,762

Japan (16.28%)
Canon, Inc.	156,463	4,066,403

Security Description	Shares	Value
Japan (continued)
Hitachi, Ltd.	123,200	$4,208,526
Japan Tobacco, Inc.	197,500	4,183,873
Kyocera Corp.	71,000	4,220,502
Mitsui & Co., Ltd.	281,800	4,411,290
Subaru Corp.	192,100	5,146,295
Takeda Pharmaceutical Co., Ltd.	132,400	4,474,194
Tokyo Electron, Ltd.	33,500	5,993,011
Total Japan		36,704,094

Netherlands (1.77%)
Royal Dutch Shell PLC, Class A	143,663	3,982,832

Norway (2.06%)
Mowi ASA	193,543	4,630,317

Portugal (1.98%)
EDP - Energias de Portugal SA	1,180,920	4,462,130

Spain (5.65%)
Aena SME SA(a)(b)	23,479	4,231,938
Endesa SA	170,732	4,385,201
Repsol SA	284,043	4,126,971
Total Spain		12,744,110

Sweden (2.38%)
Hennes & Mauritz AB, Class B	280,498	5,372,378

Switzerland (2.00%)
Roche Holding AG	16,514	4,514,967

United Kingdom (19.73%)
Anglo American PLC	171,393	3,700,102
BAE Systems PLC	746,382	4,955,113
BP PLC	671,391	4,086,365
British American Tobacco PLC	125,419	4,395,151
BT Group PLC	1,753,738	3,534,662
GlaxoSmithKline PLC	228,483	4,758,545
Imperial Brands PLC	182,964	4,729,774
SSE PLC	322,460	4,516,159
Vodafone Group PLC	2,826,651	5,339,417
WPP PLC	376,797	4,448,225
Total United Kingdom		44,463,513

TOTAL COMMON STOCKS
(Cost $239,242,612)		222,802,152

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.19%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.031%	438,572	$438,572
TOTAL SHORT TERM INVESTMENTS
(Cost $438,572)			438,572

TOTAL INVESTMENTS (99.04%)
(Cost $239,681,184)			$223,240,724
OTHER ASSETS IN EXCESS OF LIABILITIES (0.96%)			2,161,113
NET ASSETS - 100.00%			$225,401,837

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,132,027, representing 3.61% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2019, the market value of those securities was $8,132,027 representing 3.61% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Biotechnology (99.91%)
AC Immune SA(a)(b)	138,704	$724,035
ACADIA Pharmaceuticals, Inc.(a)	295,557	8,175,107
Acceleron Pharma, Inc.(a)	108,072	4,853,514
Achillion Pharmaceuticals, Inc.(a)	284,882	1,239,237
Acorda Therapeutics, Inc.(a)	98,845	319,269
Aduro Biotech, Inc.(a)	164,363	202,166
Agenus, Inc.(a)	275,698	794,010
Agios Pharmaceuticals, Inc.(a)	120,376	4,568,269
Akcea Therapeutics, Inc.(a)(b)	190,262	4,006,918
Albireo Pharma, Inc.(a)	24,714	604,257
Alkermes PLC(a)	321,679	6,748,825
Allakos, Inc.(a)(b)	88,457	7,824,906
AMAG Pharmaceuticals, Inc.(a)(b)	69,333	757,116
AnaptysBio, Inc.(a)	55,495	2,255,872
Anika Therapeutics, Inc.(a)	29,174	1,655,916
Apellis Pharmaceuticals, Inc.(a)	129,854	3,778,751
Arena Pharmaceuticals, Inc.(a)	101,649	5,376,216
ArQule, Inc.(a)	224,472	2,011,269
Assembly Biosciences, Inc.(a)	52,466	593,390
Athersys, Inc.(a)(b)	307,570	409,068
Cara Therapeutics, Inc.(a)(b)	81,630	1,913,407
ChemoCentryx, Inc.(a)	119,201	793,879
Concert Pharmaceuticals, Inc.(a)	48,859	492,010
Constellation Pharmaceuticals, Inc.(a)	52,981	384,112
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	132,372	685,687
Crinetics Pharmaceuticals, Inc.(a)(b)	49,571	786,196
Deciphera Pharmaceuticals, Inc.(a)	78,417	2,844,969
Dicerna Pharmaceuticals, Inc.(a)	140,302	1,950,198
Eidos Therapeutics, Inc.(a)(b)	75,621	3,161,714
Emergent BioSolutions, Inc.(a)	105,431	4,617,878
Enanta Pharmaceuticals, Inc.(a)	40,350	2,846,692
Epizyme, Inc.(a)	186,538	2,419,398
Fate Therapeutics, Inc.(a)	133,860	2,184,595
FibroGen, Inc.(a)	176,626	7,888,117
G1 Therapeutics, Inc.(a)	76,932	2,792,632
Global Blood Therapeutics, Inc.(a)	115,669	5,318,461
GlycoMimetics, Inc.(a)	88,669	295,268
Gossamer Bio, Inc.(a)	135,323	2,836,370
Halozyme Therapeutics, Inc.(a)	298,311	4,928,098

Security Description	Shares	Value
Biotechnology (continued)
ImmunoGen, Inc.(a)	307,087	$835,277
Immunomedics, Inc.(a)	392,737	5,027,034
Kiniksa Pharmaceuticals, Ltd., Class A(a)(b)	39,023	344,573
Krystal Biotech, Inc.(a)	29,658	1,334,610
Kura Oncology, Inc.(a)	78,420	1,190,416
Ligand Pharmaceuticals, Inc.(a)	40,202	3,654,764
MacroGenics, Inc.(a)	100,215	1,437,083
Madrigal Pharmaceuticals, Inc.(a)	31,665	2,935,345
Magenta Therapeutics, Inc.(a)(b)	79,153	817,650
MannKind Corp.(a)(b)	385,635	424,199
Marker Therapeutics, Inc.(a)(b)	93,354	482,640
MediciNova, Inc.(a)(b)	88,432	765,821
MeiraGTx Holdings PLC(a)	68,459	1,386,295
Minerva Neurosciences, Inc.(a)	80,140	572,200
Mirati Therapeutics, Inc.(a)	73,904	6,057,911
MorphoSys AG, ADR(a)	260,946	7,692,688
Orchard Therapeutics PLC, ADR(a)(b)	194,804	2,883,099
PDL BioPharma, Inc.(a)	247,746	579,726
PhaseBio Pharmaceuticals, Inc.(a)	57,666	498,234
Principia Biopharma, Inc.(a)	49,008	1,945,618
Progenics Pharmaceuticals, Inc.(a)	174,033	765,745
ProQR Therapeutics NV(a)(b)	79,815	573,870
PTC Therapeutics, Inc.(a)	119,818	5,340,288
Puma Biotechnology, Inc.(a)	79,276	852,217
Ra Pharmaceuticals, Inc.(a)	86,875	2,363,000
Rhythm Pharmaceuticals, Inc.(a)	70,710	1,592,389
Rigel Pharmaceuticals, Inc.(a)	343,348	580,258
Savara, Inc.(a)	73,581	166,293
Scholar Rock Holding Corp.(a)	53,839	570,155
uniQure NV(a)	77,164	4,186,147
United Therapeutics Corp.(a)	89,822	7,415,704
UroGen Pharma, Ltd.(a)(b)	42,639	1,447,594
Vericel Corp.(a)	90,170	1,491,412
Viking Therapeutics, Inc.(a)(b)	147,965	1,028,357
Voyager Therapeutics, Inc.(a)	75,638	1,351,651
Xenon Pharmaceuticals, Inc.(a)(b)	52,872	492,767
Y-mAbs Therapeutics, Inc.(a)	70,225	1,865,878
Total Biotechnology		178,986,700

TOTAL COMMON STOCKS
(Cost $177,017,878)		178,986,700

WARRANTS(0.00%)(c)
(0.00%)
Corium International, Inc. (Expiring 4/1/2020)	59,464	595

TOTAL WARRANTS
(Cost $–)		595

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.51%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $182,771)	2.031%	182,771	$182,771

Investments Purchased with Collateral from Securities Loaned (6.41%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $11,482,782)		11,482,782	11,482,782
TOTAL SHORT TERM INVESTMENTS
(Cost $11,665,553)			11,665,553

TOTAL INVESTMENTS (106.42%)
(Cost $188,683,431)			$190,652,848
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.42%)			(11,505,429)
NET ASSETS - 100.00%			$179,147,419

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $15,481,248.
(c)	Less than .005%.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.53%)
Communication Services (10.09%)
AT&T, Inc.	1,036,952	$36,562,928
CenturyLink, Inc.	3,032,492	34,509,759
Interpublic Group of Cos., Inc.	1,526,598	30,348,768
Omnicom Group, Inc.	424,087	32,256,057
Verizon Communications, Inc.	576,868	33,550,643
Total Communication Services		167,228,155

Consumer Discretionary (9.69%)
Ford Motor Co.	3,363,366	30,842,066
General Motors Co.	941,081	34,904,694
Leggett & Platt, Inc.	896,727	33,349,277
Macy's, Inc.	1,556,883	22,979,593
Newell Brands, Inc.	2,322,586	38,554,928
Total Consumer Discretionary		160,630,558

Consumer Staples (9.54%)
Altria Group, Inc.	659,024	28,825,710
Campbell Soup Co.	795,727	35,807,715
General Mills, Inc.	628,641	33,820,886
Kraft Heinz Co.	1,106,458	28,236,808
Philip Morris International, Inc.	435,863	31,421,363
Total Consumer Staples		158,112,482

Energy (9.19%)
Helmerich & Payne, Inc.	692,417	26,027,955
Occidental Petroleum Corp.	679,685	29,552,704
ONEOK, Inc.	521,902	37,201,175
Schlumberger, Ltd.	933,012	30,257,579
Williams Cos., Inc.	1,242,104	29,313,654
Total Energy		152,353,067

Financials (8.71%)
Invesco, Ltd.	1,624,007	25,496,910
MetLife, Inc.	687,602	30,460,768
People's United Financial, Inc.	2,053,070	29,502,616
Principal Financial Group, Inc.	599,685	31,915,236
Prudential Financial, Inc.	337,741	27,049,677
Total Financials		144,425,207

Health Care (9.35%)
AbbVie, Inc.	426,844	28,060,725
Bristol-Myers Squibb Co.	705,821	33,928,815

Security Description	Shares	Value
Health Care (continued)
Cardinal Health, Inc.	761,712	$32,852,639
Gilead Sciences, Inc.	507,051	32,218,021
Pfizer, Inc.	784,688	27,895,658
Total Health Care		154,955,858

Industrials (10.28%)
Cummins, Inc.	204,537	30,531,238
Eaton Corp. PLC	428,582	34,595,139
Johnson Controls International PLC	841,439	35,921,031
Nielsen Holdings PLC	1,454,094	30,186,991
United Parcel Service, Inc., Class B	330,828	39,256,051
Total Industrials		170,490,450

Information Technology (12.05%)
International Business Machines Corp.	248,045	33,617,539
QUALCOMM, Inc.	489,759	38,088,557
Seagate Technology PLC	758,000	38,059,180
Western Digital Corp.	925,270	52,990,213
Western Union Co.	1,670,339	36,947,899
Total Information Technology		199,703,388

Materials (9.84%)
CF Industries Holdings, Inc.	731,434	35,247,804
International Paper Co.	780,304	30,509,886
LyondellBasell Industries NV, Class A	389,554	30,143,689
Packaging Corp. of America	352,564	35,460,887
Westrock Co.	929,942	31,785,418
Total Materials		163,147,684

Utilities (10.79%)
Dominion Resources, Inc.	438,888	34,070,875
Edison International	565,679	40,881,621
Entergy Corp.	329,476	37,178,072
PPL Corp.	1,066,514	31,515,489
Southern Co.	603,454	35,157,230
Total Utilities		178,803,287

TOTAL COMMON STOCKS
(Cost $1,735,371,159)		1,649,850,136

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.031%	1,136,223	$1,136,223
TOTAL SHORT TERM INVESTMENTS
(Cost $1,136,223)			1,136,223

TOTAL INVESTMENTS (99.60%)
(Cost $1,736,507,382)			$1,650,986,359
OTHER ASSETS IN EXCESS OF LIABILITIES (0.40%)			6,648,264
NET ASSETS - 100.00%			$1,657,634,623

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.58%)
Communication Services (4.70%)
Activision Blizzard, Inc.	8,531	$431,669
Alphabet, Inc., Class A(a)	304	361,921
AMC Networks, Inc., Class A(a)	5,851	283,774
CBS Corp., Class B	7,359	309,520
Electronic Arts, Inc.(a)	3,679	344,649
Facebook, Inc., Class A(a)	2,111	391,949
Fox Corp., Class A	2,375	78,779
Gray Television, Inc.(a)	15,641	239,307
IAC/InterActiveCorp(a)	1,737	442,310
Interpublic Group of Cos., Inc.	16,192	321,897
Match Group, Inc.	6,750	572,400
Nexstar Media Group, Inc., Class A	3,455	341,665
QuinStreet, Inc.(a)	28,123	322,008
Sinclair Broadcast Group, Inc., Class A	9,468	421,989
Take-Two Interactive Software, Inc.(a)	4,051	534,610
TEGNA, Inc.	24,279	347,432
Twitter, Inc.(a)	11,671	497,768
World Wrestling Entertainment, Inc., Class A	4,116	294,006
Total Communication Services		6,537,653

Consumer Discretionary (12.05%)
Amazon.com, Inc.(a)	218	387,231
American Eagle Outfitters, Inc.	16,975	285,519
Booking Holdings, Inc.(a)	210	412,946
BorgWarner, Inc.	9,362	305,482
Burlington Stores, Inc.(a)	2,548	515,945
Columbia Sportswear Co.	3,535	331,548
Dana, Inc.	19,234	244,849
Darden Restaurants, Inc.	3,328	402,621
Dave & Buster's Entertainment, Inc.	7,644	329,074
Deckers Outdoor Corp.(a)	2,568	378,652
Dollar General Corp.	3,043	474,982
Dollar Tree, Inc.(a)	3,541	359,518
Five Below, Inc.(a)	3,101	381,020
Floor & Decor Holdings, Inc., Class A(a)	9,101	447,951
Fox Factory Holding Corp.(a)	5,402	389,160
Gap, Inc.	13,962	220,460
Hanesbrands, Inc.	20,436	279,156
Installed Building Products, Inc.(a)	8,141	463,304
iRobot Corp.(a)(b)	2,922	180,609
K12, Inc.(a)	10,831	285,397
La-Z-Boy, Inc.	10,658	339,670
Lear Corp.	2,490	279,527
Lennar Corp., Class B	9,348	378,687
Malibu Boats, Inc., Class A(a)	8,154	226,844

Security Description	Shares	Value
Consumer Discretionary (continued)
MasterCraft Boat Holdings, Inc.(a)	15,965	$241,870
Meritage Homes Corp.(a)	8,338	544,805
Norwegian Cruise Line Holdings, Ltd.(a)	6,552	332,514
NVR, Inc.(a)	131	471,469
O'Reilly Automotive, Inc.(a)	995	381,841
PetMed Express, Inc.	16,887	266,815
PulteGroup, Inc.	12,985	438,893
Ross Stores, Inc.	3,980	421,920
Royal Caribbean Cruises, Ltd.	3,121	325,458
Ruth's Hospitality Group, Inc.	14,224	276,657
Skechers U.S.A., Inc., Class A(a)	11,092	351,173
Stamps.com, Inc.(a)	4,051	260,722
Steven Madden, Ltd.	11,221	372,762
Stoneridge, Inc.(a)	12,902	396,220
Tapestry, Inc.	10,734	221,657
TJX Cos., Inc.	6,982	383,801
Tractor Supply Co.	4,016	409,150
Ulta Beauty, Inc.(a)	1,170	278,144
Urban Outfitters, Inc.(a)	12,190	285,368
VF Corp.	4,552	373,036
Winnebago Industries, Inc.	11,515	368,710
YETI Holdings, Inc.(a)(b)	14,946	422,225
Yum China Holdings, Inc.	8,841	401,647
ZAGG, Inc.(a)(b)	33,479	214,600
Total Consumer Discretionary		16,741,609

Consumer Staples (1.94%)
Casey's General Stores, Inc.	2,762	463,602
Estee Lauder Cos., Inc., Class A	2,284	452,209
Lancaster Colony Corp.	2,405	350,890
Medifast, Inc.	2,675	267,393
Monster Beverage Corp.(a)	6,038	354,249
National Beverage Corp.(b)	6,139	251,085
Sprouts Farmers Market, Inc.(a)	16,518	296,498
USANA Health Sciences, Inc.(a)	3,857	262,160
Total Consumer Staples		2,698,086

Energy (6.20%)
Arch Coal, Inc., Class A	3,961	303,254
Bonanza Creek Energy, Inc.(a)	16,569	373,797
BP Prudhoe Bay Royalty Trust	13,843	119,465
Cabot Oil & Gas Corp.	14,207	243,224
Cactus, Inc., Class A(a)	9,833	250,446
California Resources Corp.(a)(b)	16,078	157,404
Callon Petroleum Co.(a)(b)	50,148	206,108
Carrizo Oil & Gas, Inc.(a)(b)	33,797	280,177
Cimarex Energy Co.	5,178	221,515
Concho Resources, Inc.	3,551	259,756
ConocoPhillips	5,543	289,234
CONSOL Energy, Inc.(a)	10,078	168,907
Denbury Resources, Inc.(a)	206,003	222,483
Diamondback Energy, Inc.	3,624	355,442
DMC Global, Inc.	8,001	347,483
EOG Resources, Inc.	4,183	310,337
Gulfport Energy Corp.(a)	46,964	112,714
HighPoint Resources Corp.(a)	161,642	189,121
HollyFrontier Corp.	7,149	317,130
Jagged Peak Energy, Inc.(a)	36,295	250,435

Security Description	Shares	Value
Energy (continued)
Mammoth Energy Services, Inc.	16,934	$61,640
Matador Resources Co.(a)	19,991	312,859
Occidental Petroleum Corp.	5,645	245,445
Parsley Energy, Inc., Class A(a)	19,883	356,105
PDC Energy, Inc.(a)	9,314	296,651
Penn Virginia Corp(a)	6,362	181,317
Phillips 66	3,736	368,482
ProPetro Holding Corp.(a)	18,406	196,024
Renewable Energy Group, Inc.(a)	15,377	187,138
Solaris Oilfield Infrastructure, Inc., Class A	22,603	310,791
Southwestern Energy Co.(a)	82,400	130,192
SRC Energy, Inc.(a)	74,069	371,826
Texas Pacific Land Trust	509	333,502
W&T Offshore, Inc.(a)	64,599	282,944
Total Energy		8,613,348

Financials (18.13%)
1st Source Corp.	7,788	345,554
Associated Banc-Corp	15,868	305,300
Axos Financial, Inc.(a)	12,014	311,283
BancFirst Corp.	6,629	356,441
BancorpSouth Bank	12,163	335,577
Bank of America Corp.	12,530	344,700
Bank of Hawaii Corp.	4,456	368,422
Bank of NT Butterfield & Son, Ltd.	9,785	269,675
Bank OZK	11,863	306,065
Banner Corp.	6,326	341,035
Bryn Mawr Bank Corp.	9,433	321,665
Cadence BanCorp	18,460	283,730
Capital One Financial Corp.	4,384	379,742
Carolina Financial Corp.	10,086	344,437
Cathay General Bancorp	9,930	329,577
CenterState Bank Corp.	14,241	322,131
Central Pacific Financial Corp.	12,677	352,674
Charles Schwab Corp.	8,270	316,493
Citigroup, Inc.	5,794	372,844
Comerica, Inc.	4,411	271,938
Commerce Bancshares, Inc.	6,020	343,561
Cullen/Frost Bankers, Inc.	3,594	298,338
Eagle Bancorp, Inc.	6,523	265,747
East West Bancorp, Inc.	6,989	287,458
Enova International, Inc.(a)	15,412	368,347
Enterprise Financial Services Corp.	8,424	332,074
Evercore, Inc., Class A	3,944	314,573
Fifth Third Bancorp	13,054	345,278
First Bancorp	9,715	342,162
First Commonwealth Financial Corp.	27,262	337,231
First Financial Bancorp	14,128	330,878
First Horizon National Corp.	24,490	387,677
First Merchants Corp.	9,215	329,160
Glacier Bancorp, Inc.	8,908	353,559
Hancock Whitney Corp.	8,641	303,386
Heritage Commerce Corp.	27,782	321,993
Home BancShares, Inc.	19,365	343,148

Security Description	Shares	Value
Financials (continued)
IBERIABANK Corp.	4,814	$332,118
Independent Bank Corp.	4,469	302,149
International Bancshares Corp.	9,079	323,122
JPMorgan Chase & Co.	3,497	384,180
KeyCorp	21,304	353,646
Lakeland Financial Corp.	7,755	328,269
LegacyTexas Financial Group, Inc.	9,331	376,972
LPL Financial Holdings, Inc.	4,961	371,827
Meta Financial Group, Inc.	18,812	581,479
Moelis & Co., Class A	8,250	276,622
National Bank Holdings Corp., Class A	10,661	347,975
OceanFirst Financial Corp.	14,904	313,282
Pacific Premier Bancorp, Inc.	13,015	383,422
PacWest Bancorp	9,284	316,399
Pinnacle Financial Partners, Inc.	6,360	334,981
Popular, Inc.	6,702	352,324
Preferred Bank	7,457	372,552
Renasant Corp.	9,708	318,325
S&T Bancorp, Inc.	9,143	312,873
Sandy Spring Bancorp, Inc.	10,914	365,401
ServisFirst Bancshares, Inc.	10,650	323,760
Simmons First National Corp., Class A	14,236	341,664
South State Corp.	5,203	382,837
SVB Financial Group(a)	1,511	294,071
Synchrony Financial	11,290	361,845
Synovus Financial Corp.	9,399	334,040
T Rowe Price Group, Inc.	3,622	400,666
TCF Financial Corp.	17,079	658,566
TD Ameritrade Holding Corp.	6,648	295,238
TriCo Bancshares	9,139	323,155
United Community Banks, Inc.	13,865	366,175
Virtu Financial, Inc., Class A	14,297	268,784
Webster Financial Corp.	6,541	292,775
WesBanco, Inc.	8,971	306,988
Western Alliance Bancorp	8,211	356,522
WSFS Financial Corp.	8,581	353,709
Zions Bancorp NA	7,413	304,600
Total Financials		25,197,166

Health Care (9.87%)
ABIOMED, Inc.(a)	1,123	216,818
Align Technology, Inc.(a)	1,451	265,693
Amedisys, Inc.(a)	2,997	385,744
Amgen, Inc.	1,971	411,190
Baxter International, Inc.	4,808	422,864
Biogen, Inc.(a)	1,160	254,910
BioSpecifics Technologies Corp.(a)	5,230	288,068
Bristol-Myers Squibb Co.	7,198	346,008
Bruker Corp.	9,570	413,137
Celgene Corp.(a)	4,250	411,400
Charles River Laboratories International, Inc.(a)	2,590	339,808
Chemed Corp.	1,107	475,379
Collegium Pharmaceutical, Inc.(a)	21,142	244,824

Security Description	Shares	Value
Health Care (continued)
Corcept Therapeutics, Inc.(a)	28,981	$365,450
Eagle Pharmaceuticals, Inc.(a)	7,555	426,026
Enanta Pharmaceuticals, Inc.(a)	3,519	248,265
Ensign Group, Inc.	7,307	364,619
Exelixis, Inc.(a)	15,369	305,075
Globus Medical, Inc., Class A(a)	7,867	401,768
Illumina, Inc.(a)	1,194	335,920
Incyte Corp.(a)	4,272	349,535
Innoviva, Inc.(a)	25,468	295,174
Johnson & Johnson	2,607	334,635
LeMaitre Vascular, Inc.	12,099	383,054
Ligand Pharmaceuticals, Inc.(a)	3,211	291,912
Medpace Holdings, Inc.(a)	6,860	555,043
Mettler-Toledo International, Inc.(a)	526	345,472
Nektar Therapeutics(a)	10,014	175,946
Quidel Corp.(a)	5,442	343,118
Regeneron Pharmaceuticals, Inc.(a)	868	251,763
REGENXBIO, Inc.(a)	6,305	217,459
SIGA Technologies, Inc.(a)	58,857	295,462
Stryker Corp.	1,903	419,916
Supernus Pharmaceuticals, Inc.(a)	9,476	256,136
Tivity Health, Inc.(a)	19,748	360,599
Vanda Pharmaceuticals, Inc.(a)	19,212	270,697
Veeva Systems, Inc., Class A(a)	3,059	490,602
Vertex Pharmaceuticals, Inc.(a)	1,993	358,780
Waters Corp.(a)	1,510	319,954
Zoetis, Inc.	3,799	480,270
Total Health Care		13,718,493

Industrials (19.67%)
Acuity Brands, Inc.	2,777	348,264
Albany International Corp., Class A	5,034	413,896
Allison Transmission Holdings, Inc.	7,846	348,598
AO Smith Corp.	7,049	327,920
Applied Industrial Technologies, Inc.	6,256	334,008
Atlas Air Worldwide Holdings, Inc.(a)	7,355	190,127
BMC Stock Holdings, Inc.(a)	20,056	510,024
Boeing Co.	969	352,803
Brady Corp., Class A	7,884	372,204
Builders FirstSource, Inc.(a)	26,372	512,935
Caterpillar, Inc.	2,747	326,893
CH Robinson Worldwide, Inc.	4,099	346,325
Cintas Corp.	1,784	470,619
Comfort Systems USA, Inc.	6,920	267,527
Continental Building Products, Inc.(a)	13,582	341,452
Copart, Inc.(a)	6,151	463,724
CoStar Group, Inc.(a)	782	480,828
Covenant Transportation Group, Inc., Class A(a)	15,977	229,749
Crane Co.	4,409	336,142
CSW Industrials, Inc.	6,419	437,840
Cummins, Inc.	2,297	342,873

Security Description	Shares	Value
Industrials (continued)
Curtiss-Wright Corp.	3,183	$390,363
EMCOR Group, Inc.	5,084	444,545
Encore Wire Corp.	6,055	326,909
Ennis, Inc.	16,904	339,939
Expeditors International of Washington, Inc.	4,749	337,654
Exponent, Inc.	6,451	457,311
Fastenal Co.	11,699	358,223
Federal Signal Corp.	14,929	443,541
FedEx Corp.	2,054	325,785
Fortive Corp.	4,416	313,094
Forward Air Corp.	5,756	358,599
Franklin Electric Co., Inc.	7,006	321,225
Generac Holdings, Inc.(a)	6,907	538,677
General Dynamics Corp.	2,157	412,569
GrafTech International, Ltd.	27,465	334,798
HEICO Corp., Class A	4,592	506,773
Heidrick & Struggles International, Inc.	8,920	236,826
Hubbell, Inc.	3,066	402,075
Huntington Ingalls Industries, Inc.	1,785	373,065
Illinois Tool Works, Inc.	2,528	378,846
Insperity, Inc.	2,942	291,435
ITT, Inc.	6,309	359,108
John Bean Technologies Corp.	4,042	413,577
Kadant, Inc.	4,176	343,643
Kennametal, Inc.	9,848	294,357
Kforce, Inc.	10,293	334,934
Knight-Swift Transportation Holdings, Inc.	10,727	366,220
L3Harris Technologies, Inc.	2,256	476,941
Landstar System, Inc.	3,312	369,354
Lincoln Electric Holdings, Inc.	4,257	351,458
Lockheed Martin Corp.	1,208	464,005
Meritor, Inc.(a)	17,335	291,575
MSA Safety, Inc.	3,482	367,804
MSC Industrial Direct Co., Inc., Class A	4,365	295,161
Northrop Grumman Corp.	1,320	485,588
Old Dominion Freight Line, Inc.	2,477	405,634
Oshkosh Corp.	4,698	330,129
PACCAR, Inc.	5,333	349,632
Parker-Hannifin Corp.	2,126	352,427
Patrick Industries, Inc.(a)	7,927	286,482
Primoris Services Corp.	16,198	316,509
Raven Industries, Inc.	9,507	277,319
Raytheon Co.	2,024	375,088
Robert Half International, Inc.	5,566	297,614
Saia, Inc.(a)	5,849	500,323
Snap-on, Inc.	2,270	337,504
Spirit AeroSystems Holdings, Inc., Class A	3,944	317,886
The Timken Co.	8,371	336,347
Toro Co.	5,374	386,982
Trex Co., Inc.(a)	5,052	432,098
Vicor Corp.(a)	11,827	360,605
Werner Enterprises, Inc.	11,783	385,068

Security Description	Shares	Value
Industrials (continued)
Woodward, Inc.	3,897	$420,291
Total Industrials		27,328,666

Information Technology (17.15%)
Adobe, Inc.(a)	1,377	391,770
Advanced Energy Industries, Inc.(a)	7,599	392,412
Amphenol Corp., Class A	3,869	338,692
Analog Devices, Inc.	3,373	370,457
ANSYS, Inc.(a)	2,012	415,599
Apple, Inc.	2,013	420,194
Applied Materials, Inc.	9,397	451,244
Arista Networks, Inc.(a)	1,276	289,167
Aspen Technology, Inc.(a)	3,618	481,918
Automatic Data Processing, Inc.	2,387	405,408
AVX Corp.	20,266	274,604
Booz Allen Hamilton Holding Corp.	6,533	493,307
Broadcom, Inc.	1,352	382,129
Cabot Microelectronics Corp.	3,248	404,863
Cadence Design Systems, Inc.(a)	6,003	411,085
Cisco Systems, Inc.	6,976	326,547
Cognizant Technology Solutions Corp., Class A	5,053	310,204
Coherent, Inc.(a)	2,656	385,014
Comtech Telecommunications Corp.	16,072	429,926
CSG Systems International, Inc.	8,748	471,342
Digi International, Inc.(a)	27,678	353,725
Diodes, Inc.(a)	9,580	350,149
Dolby Laboratories, Inc., Class A	5,620	345,967
Entegris, Inc.	10,266	439,693
EPAM Systems, Inc.(a)	2,198	420,543
Euronet Worldwide, Inc.(a)	2,629	402,605
EVERTEC, Inc.	12,971	452,169
F5 Networks, Inc.(a)	2,430	312,814
Fair Isaac Corp.(a)	1,419	500,510
Fortinet, Inc.(a)	4,402	348,550
II-VI, Inc.(a)	9,268	347,643
Immersion Corp.(a)	43,420	356,478
Insight Enterprises, Inc.(a)	6,547	314,649
Intel Corp.	6,770	320,966
Intuit, Inc.	1,454	419,275
KEMET Corp.	19,991	334,849
KLA-Tencor Corp.	3,119	461,300
Knowles Corp.(a)	21,733	440,745
Lam Research Corp.	2,109	443,966
Littelfuse, Inc.	1,902	296,845
Micron Technology, Inc.(a)	9,265	419,427
Microsoft Corp.	3,203	441,566
MKS Instruments, Inc.	4,486	351,209
Monolithic Power Systems, Inc.	2,640	397,478
Nanometrics, Inc.(a)	12,510	341,398
NIC, Inc.	21,776	453,376
NVIDIA Corp.	2,241	375,390
ON Semiconductor Corp.(a)	16,134	287,185
Paychex, Inc.	4,678	382,193

Security Description	Shares	Value
Information Technology (continued)
Paycom Software, Inc.(a)	1,996	$499,240
Qualys, Inc.(a)	4,234	337,111
Rudolph Technologies, Inc.(a)	16,456	361,867
Skyworks Solutions, Inc.	4,410	331,941
SMART Global Holdings, Inc.(a)	15,320	435,241
SPS Commerce, Inc.(a)	6,780	342,661
Teradyne, Inc.	9,186	486,582
Texas Instruments, Inc.	3,407	421,616
Trade Desk, Inc., Class A(a)	1,747	429,360
Ubiquiti, Inc.	2,548	281,579
Vishay Intertechnology, Inc.	17,720	280,508
Xilinx, Inc.	2,964	308,434
Zebra Technologies Corp., Class A(a)	1,730	354,702
Total Information Technology		23,829,387

Materials (4.65%)
AK Steel Holding Corp.(a)(b)	128,568	277,707
Albemarle Corp.	4,242	261,859
Avery Dennison Corp.	3,291	380,341
Celanese Corp.	3,597	407,792
Chemours Co.	9,394	133,113
Cliffs Natural Resources, Inc.(b)	36,472	289,588
Crown Holdings, Inc.(a)	6,656	438,231
FutureFuel Corp.	20,530	221,313
Huntsman Corp.	15,055	299,896
Ingevity Corp.(a)	3,256	248,009
Innospec, Inc.	4,347	361,583
Kronos Worldwide, Inc.	26,070	285,466
Louisiana-Pacific Corp.	14,522	349,109
Nucor Corp.	6,139	300,688
Packaging Corp. of America	3,669	369,028
Reliance Steel & Aluminum Co.	4,121	400,685
Schnitzer Steel Industries, Inc., Class A	15,478	342,683
Schweitzer-Mauduit International, Inc.	9,537	319,871
Steel Dynamics, Inc.	9,973	269,271
United States Steel Corp.(b)	17,755	196,548
Warrior Met Coal, Inc.	15,013	313,772
Total Materials		6,466,553

Real Estate (0.43%)
Marcus & Millichap, Inc.(a)	9,467	341,569
RMR Group, Inc., Class A	5,401	251,633
Total Real Estate		593,202

Utilities (0.79%)
AES Corp.	20,007	306,707
Dominion Energy, Inc.	4,751	368,820
NextEra Energy, Inc.	1,902	416,690
Total Utilities		1,092,217

TOTAL COMMON STOCKS
(Cost $137,612,681)		132,816,380

LIMITED PARTNERSHIPS (2.89%)
Energy (2.61%)
Alliance Resource Partners LP	17,765	274,825

Security Description		Shares	Value
Energy (continued)
Black Stone Minerals LP		20,981	$298,769
Cheniere Energy Partners LP		8,263	362,167
CNX Midstream Partners LP		24,204	342,487
Holly Energy Partners LP		12,805	345,095
Magellan Midstream Partners LP		6,043	402,947
MPLX LP		10,768	300,535
Noble Midstream Partners LP		9,753	237,290
Phillips 66 Partners LP		7,039	386,934
Shell Midstream Partners LP		19,131	367,506
Viper Energy Partners LP		10,658	308,762
Total Energy			3,627,317

Utilities (0.28%)
Suburban Propane Partners LP		16,684	389,071

TOTAL LIMITED PARTNERSHIPS
(Cost $4,645,471)			4,016,388

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.95%)
Money Market Fund (1.46%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $2,031,649)	2.031%	2,031,649	2,031,649

Investments Purchased with Collateral from Securities Loaned (0.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $698,749)		698,749	698,749
TOTAL SHORT TERM INVESTMENTS
(Cost $2,730,398)			2,730,398

TOTAL INVESTMENTS (100.42%)
(Cost $144,988,550)			$139,563,166
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.42%)			(605,021)
NET ASSETS - 100.00%			$138,958,145

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,545,454.

See Notes to Quarterly Schedule of Investments.

Cohen & Steers Global Realty Majors ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.69%)
Australia (5.83%)
Dexus	53,980	$468,952
Goodman Group	79,844	780,754
Mirvac Group	197,170	423,582
Scentre Group, Ltd.	265,259	721,701
The GPT Group	95,979	413,031
Vicinity Centres	160,097	279,247
Total Australia		3,087,267

Brazil (0.16%)
Multiplan Empreendimentos Imobiliarios SA	13,534	84,943

Canada (1.62%)
Allied Properties Real Estate Investment Trust	5,816	229,338
Canadian Apartment Properties	8,020	322,571
RioCan Real Estate Investment Trust	15,289	304,080
Total Canada		855,989

France (3.76%)
Covivio	3,247	345,441
Gecina SA	2,735	433,450
Klepierre SA	10,126	308,939
Unibail-Rodamco-Westfield	6,870	899,258
Total France		1,987,088

Germany (4.64%)
alstria office REIT-AG	7,851	129,774
Deutsche Wohnen SE	17,697	627,451
LEG Immobilien AG	3,142	368,802
Vonovia SE	26,652	1,326,918
Total Germany		2,452,945

Hong Kong (8.70%)
China Overseas Land & Investment, Ltd.	185,000	585,174
CK Asset Holdings, Ltd.	132,500	899,906
Hang Lung Properties, Ltd.	99,000	223,749
Hongkong Land Holdings, Ltd.	58,200	317,772
Link REIT	105,164	1,180,352
Sun Hung Kai Properties, Ltd.	76,500	1,084,020
Wharf Real Estate Investment Co., Ltd.	58,000	314,028
Total Hong Kong		4,605,001

Japan (10.12%)
Japan Real Estate Investment Corp.	70	465,854

Security Description	Shares	Value
Japan (continued)
Japan Retail Fund Investment Corp.	130	$260,159
Mitsubishi Estate Co., Ltd.	69,400	1,328,749
Mitsui Fudosan Co., Ltd.	49,400	1,183,907
Nippon Building Fund, Inc.	70	513,955
Nippon Prologis REIT, Inc.	116	314,254
Nomura Real Estate Master Fund, Inc.	227	396,371
Sumitomo Realty & Development Co., Ltd.	23,700	891,246
Total Japan		5,354,495

Singapore (2.03%)
Ascendas Real Estate Investment Trust	127,105	282,099
CapitaLand Mall Trust	139,647	266,665
CapitaLand, Ltd.	125,600	314,057
City Developments, Ltd.	30,800	212,621
Total Singapore		1,075,442

Spain (0.30%)
Inmobiliaria Colonial Socimi SA	13,712	158,236

Sweden (0.55%)
Castellum AB	13,610	290,514

Switzerland (0.50%)
PSP Swiss Property AG	2,006	266,521

United Kingdom (2.81%)
British Land Co. PLC	48,195	298,964
Derwent London PLC	5,534	214,403
Hammerson PLC	38,444	106,187
Land Securities Group PLC	37,458	353,418
Segro PLC	54,029	516,077
Total United Kingdom		1,489,049

United States (58.67%)
Alexandria Real Estate Equities, Inc.	5,628	843,299
American Campus Communities, Inc.	6,881	319,829
American Tower Corp.	9,674	2,226,858
AvalonBay Communities, Inc.	6,947	1,476,654
Boston Properties, Inc.	7,734	993,200
Cousins Properties, Inc.	7,310	253,657
Digital Realty Trust, Inc.	10,409	1,286,865
Douglas Emmett, Inc.	8,115	342,453
Duke Realty Corp.	18,004	598,993
Equinix, Inc.	3,964	2,205,094
Equity LifeStyle Properties, Inc.	4,476	603,007
Equity Residential	18,496	1,567,721
Essex Property Trust, Inc.	3,288	1,056,303
Extra Space Storage, Inc.	6,367	776,265
Federal Realty Investment Trust	3,748	484,279
Host Hotels & Resorts, Inc.	36,909	592,020

Security Description		Shares	Value
United States (continued)
Invitation Homes, Inc.		20,920	$601,659
Kilroy Realty Corp.		5,031	391,714
National Retail Properties, Inc.		8,097	454,646
Prologis, Inc.		25,856	2,162,079
Public Storage		7,497	1,984,756
Realty Income Corp.		15,681	1,157,415
Regency Centers Corp.		8,321	536,788
SBA Communications Corp.		5,660	1,485,354
Simon Property Group, Inc.		13,064	1,945,752
SL Green Realty Corp.		4,198	336,763
UDR, Inc.		14,039	676,399
Ventas, Inc.		18,423	1,352,064
Vornado Realty Trust		8,638	522,340
Welltower, Inc.		20,194	1,808,575
Total United States			31,042,801

TOTAL COMMON STOCKS
(Cost $43,127,288)			52,750,291

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
State Street Institutional Treasury Plus Money Market Fund	2.031%	73,620	73,620
TOTAL SHORT TERM INVESTMENTS
(Cost $73,620)			73,620

TOTAL INVESTMENTS (99.83%)
(Cost $43,200,908)			$52,823,911
OTHER ASSETS IN EXCESS OF LIABILITIES (0.17%)			87,969
NET ASSETS - 100.00%			$52,911,880

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (61.37%)
Communications (4.10%)
Alphabet, Inc.
2.00%, 08/15/2026	$261,000	$263,257
AT&T, Inc.
3.40%, 05/15/2025	174,000	182,459
4.10%, 02/15/2028	444,000	485,653
CBS Corp.
2.50%, 02/15/2023	137,000	138,164
3.50%, 01/15/2025	474,000	494,438
3.70%, 06/01/2028	50,000	53,015
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	348,000	351,361
Comcast Corp.
5.15%, 03/01/2020	348,000	352,592
3.60%, 03/01/2024	93,000	99,199
3.55%, 05/01/2028	261,000	283,338
4.15%, 10/15/2028	174,000	197,603
Discovery Communications LLC
2.95%, 03/20/2023	174,000	177,706
3.95%, 03/20/2028	174,000	182,806
Lamar Media Corp.
5.00%, 05/01/2023	348,000	356,591
5.38%, 01/15/2024	174,000	179,655
Level 3 Financing, Inc.
5.13%, 05/01/2023	77,000	78,543
Time Warner Cable LLC
5.00%, 02/01/2020	347,000	350,496
4.00%, 09/01/2021	112,000	114,878
T-Mobile USA, Inc.
4.00%, 04/15/2022	261,000	269,321
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	87,000	88,628
3.15%, 09/17/2025	54,000	57,988
VeriSign, Inc.
4.63%, 05/01/2023	261,000	265,894
Verizon Communications, Inc.
3.38%, 02/15/2025	27,000	28,672
3M US L + 1.10%, 05/15/2025(a)	149,000	151,399
4.33%, 09/21/2028	261,000	299,816
4.02%, 12/03/2029(b)	148,000	167,252
Walt Disney Co.
3.00%, 09/15/2022(b)	174,000	179,777
Total Communications		5,850,501

Consumer Discretionary (4.87%)
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	348,000	368,539
3.40%, 12/06/2027	261,000	274,285

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Amazon.com, Inc.
3.15%, 08/22/2027	$512,000	$550,555
American Honda Finance Corp.
2.60%, 11/16/2022	192,000	195,823
Aramark Services, Inc.
5.13%, 01/15/2024	281,000	290,430
Delta Air Lines, Inc.
3.40%, 04/19/2021	261,000	264,689
eBay, Inc.
2.88%, 08/01/2021	174,000	176,539
3.45%, 08/01/2024	174,000	183,143
Ford Motor Credit Co. LLC
3M US L + 1.00%, 01/09/2020(a)	261,000	261,453
General Motors Financial Co., Inc.
3.20%, 07/13/2020	137,000	137,786
4.38%, 09/25/2021	87,000	90,128
3.70%, 05/09/2023	444,000	455,710
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	261,000	265,241
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	87,000	90,045
Home Depot, Inc.
2.70%, 04/01/2023	348,000	359,928
Lennar Corp.
4.50%, 11/15/2019	261,000	261,809
Lowe's Cos., Inc.
2.50%, 04/15/2026	174,000	175,347
3.10%, 05/03/2027	174,000	181,901
Marriott International, Inc.
4.00%, 04/15/2028	224,000	243,552
McDonald's Corp.
3.70%, 01/30/2026	261,000	283,423
3.50%, 03/01/2027	87,000	93,939
Service Corp. International
5.38%, 05/15/2024	261,000	269,613
Starbucks Corp.
3.85%, 10/01/2023	261,000	278,168
TJX Cos., Inc.
2.75%, 06/15/2021	87,000	88,296
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(a)	261,000	259,797
3.42%, 07/20/2023	622,000	660,117
3.20%, 01/11/2027	174,000	188,190
Total Consumer Discretionary		6,948,446

Consumer Staples (2.04%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	174,000	192,928
Constellation Brands, Inc.
2.70%, 05/09/2022	87,000	88,131
4.25%, 05/01/2023	261,000	279,776
4.75%, 12/01/2025	87,000	98,156
Kraft Heinz Foods Co.
5.38%, 02/10/2020	174,000	176,099

Security Description	Principal Amount	Value
Consumer Staples (continued)
Kroger Co.
3.70%, 08/01/2027	$88,000	$93,982
PepsiCo, Inc.
1.70%, 10/06/2021	622,000	620,851
3.10%, 07/17/2022	261,000	270,283
Procter & Gamble Co.
2.45%, 11/03/2026	261,000	270,609
Walmart, Inc.
3.40%, 06/26/2023	235,000	248,932
3.30%, 04/22/2024	261,000	277,152
3.70%, 06/26/2028	261,000	293,286
Total Consumer Staples		2,910,185

Energy (6.89%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	261,000	274,528
BP Capital Markets America, Inc.
3.25%, 05/06/2022	883,000	911,959
BP Capital Markets PLC
3.51%, 03/17/2025	224,000	238,982
3.72%, 11/28/2028	174,000	191,205
Chevron Corp.
2.90%, 03/03/2024	444,000	463,404
3.33%, 11/17/2025	261,000	281,857
2.95%, 05/16/2026	250,000	264,569
Concho Resources, Inc.
3.75%, 10/01/2027	174,000	181,231
ConocoPhillips Co.
4.95%, 03/15/2026	174,000	202,161
Continental Resources, Inc.
4.50%, 04/15/2023	261,000	270,445
3.80%, 06/01/2024	261,000	264,993
DCP Midstream Operating LP
5.35%, 03/15/2020(b)	174,000	176,523
Energy Transfer Operating LP
3.60%, 02/01/2023	152,000	156,463
4.25%, 03/15/2023	35,000	36,784
Enterprise Products Operating LLC
3.35%, 03/15/2023	444,000	461,274
Exxon Mobil Corp.
2.22%, 03/01/2021	444,000	446,828
3.04%, 03/01/2026	622,000	660,922
Halliburton Co.
3.80%, 11/15/2025	174,000	184,582
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	261,000	281,436
Kinder Morgan, Inc.
3.05%, 12/01/2019	444,000	444,420
Marathon Oil Corp.
4.40%, 07/15/2027	52,000	56,040
Marathon Petroleum Corp.
3.80%, 04/01/2028	174,000	180,612
MPLX LP
4.50%, 07/15/2023	224,000	239,144
Nabors Industries, Inc.
5.00%, 09/15/2020	57,000	57,000
Newfield Exploration Co.
5.63%, 07/01/2024	261,000	287,548

Security Description	Principal Amount	Value
Energy (continued)
ONEOK Partners LP
3.38%, 10/01/2022	$444,000	$455,363
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	87,000	90,036
5.63%, 04/15/2023	348,000	379,642
5.75%, 05/15/2024	174,000	194,401
Schlumberger Investment SA
3.65%, 12/01/2023	709,000	749,909
Shell International Finance BV
2.88%, 05/10/2026	261,000	273,641
Williams Cos., Inc.
4.55%, 06/24/2024	174,000	188,546
3.90%, 01/15/2025	274,000	288,513
Total Energy		9,834,961

Financials (24.17%)
Aflac, Inc.
3.63%, 11/15/2024	348,000	372,208
Aircastle, Ltd.
5.50%, 02/15/2022	348,000	371,847
Ally Financial, Inc.
4.13%, 02/13/2022	645,000	671,606
American Express Credit Corp.
2.25%, 05/05/2021	348,000	349,813
American International Group, Inc.
4.13%, 02/15/2024	137,000	147,722
3.90%, 04/01/2026	174,000	186,898
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(a)	883,000	877,101
4.25%, 10/22/2026	444,000	485,014
Bank of Montreal
1.90%, 08/27/2021	883,000	883,663
2.35%, 09/11/2022	261,000	264,763
2.55%, 11/06/2022	174,000	177,296
Bank of New York Mellon Corp.
2.45%, 11/27/2020	574,000	576,778
3M US L + 1.05%, 10/30/2023(a)	432,000	439,843
3.25%, 05/16/2027	72,000	76,903
Barclays PLC
3M US L + 1.38%, 05/16/2024(a)	444,000	438,857
BB&T Corp.
2.63%, 06/29/2020	137,000	137,610
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	444,000	470,962
BNP Paribas SA
2.38%, 05/21/2020	174,000	174,355
5.00%, 01/15/2021	137,000	142,328
3.25%, 03/03/2023	224,000	233,455
Boston Properties LP
3.85%, 02/01/2023	709,000	748,333
Branch Banking & Trust Co.
2.10%, 01/15/2020	261,000	260,987
2.25%, 06/01/2020	261,000	261,415

Security Description	Principal Amount	Value
Financials (continued)
Capital One Financial Corp.
3.50%, 06/15/2023	$535,000	$559,063
3.30%, 10/30/2024	112,000	116,222
3.80%, 01/31/2028	59,000	63,069
Capital One NA
2.25%, 09/13/2021	261,000	261,444
Charles Schwab Corp.
2.65%, 01/25/2023	261,000	267,438
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	102,000	104,493
3.35%, 05/03/2026	423,000	454,134
Citigroup, Inc.
2.65%, 10/26/2020	261,000	262,613
2.70%, 03/30/2021	311,000	314,254
3M US L + 1.43%, 09/01/2023(a)	444,000	452,585
4.45%, 09/29/2027	261,000	287,400
CME Group, Inc.
3.75%, 06/15/2028	87,000	98,114
Cooperatieve Rabobank UA
4.63%, 12/01/2023	444,000	480,288
CoreCivic, Inc.
4.63%, 05/01/2023	261,000	253,170
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	149,000	150,712
3.45%, 04/16/2021	137,000	139,516
4.55%, 04/17/2026	398,000	441,252
Crown Castle International Corp.
4.88%, 04/15/2022	122,000	130,205
Deutsche Bank AG
4.25%, 10/14/2021	261,000	265,500
3.95%, 02/27/2023	174,000	176,503
Discover Bank
7.00%, 04/15/2020	149,000	153,179
3.20%, 08/09/2021	87,000	88,573
4.65%, 09/13/2028	224,000	253,543
Fidelity National Information Services, Inc.
2.25%, 08/15/2021	174,000	174,353
3.50%, 04/15/2023	139,000	145,017
GE Capital International Funding Co.
2.34%, 11/15/2020	174,000	172,865
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(a)	709,000	709,237
3M US L + 1.60%, 11/29/2023(a)	444,000	456,225
3.50%, 11/16/2026	40,000	41,918
Host Hotels & Resorts LP
4.00%, 06/15/2025	174,000	184,245
HSBC Holdings PLC
4.30%, 03/08/2026	224,000	243,965
3.90%, 05/25/2026	348,000	372,785
3M US L + 1.38%, 09/12/2026(a)	261,000	262,266
4.38%, 11/23/2026	174,000	187,180

Security Description	Principal Amount	Value
Financials (continued)
Huntington Bancshares, Inc.
3.15%, 03/14/2021	$348,000	$353,140
4.00%, 05/15/2025	45,000	48,653
Huntington National Bank
3.25%, 05/14/2021	348,000	354,057
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	174,000	188,912
3.10%, 09/15/2027	218,000	230,563
3.75%, 09/21/2028	261,000	290,741
International Lease Finance Corp.
8.25%, 12/15/2020	659,000	707,343
5.88%, 08/15/2022	224,000	246,106
Iron Mountain, Inc.
6.00%, 08/15/2023	51,000	52,275
iStar, Inc.
4.63%, 09/15/2020	174,000	176,610
JPMorgan Chase & Co.
3.38%, 05/01/2023	348,000	360,805
3M US L + 1.23%, 10/24/2023(a)	1,029,000	1,044,929
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	224,000	233,906
KeyCorp
5.10%, 03/24/2021	535,000	559,130
Lincoln National Corp.
3.35%, 03/09/2025	348,000	361,595
3.80%, 03/01/2028	87,000	93,563
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(a)	444,000	444,239
Manufacturers & Traders Trust Co.
3M US L + 0.27%, 01/25/2021(a)	535,000	535,094
MetLife, Inc.
3.60%, 04/10/2024	425,000	453,135
6.50%, 12/15/2032	50,000	70,733
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	348,000	378,025
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	261,000	265,853
3M US L + 1.00%, 09/11/2024(a)	883,000	888,600
3.17%, 09/11/2027	87,000	91,534
Morgan Stanley
5.63%, 09/23/2019	348,000	348,604
3M US L + 1.40%, 10/24/2023(a)	883,000	899,074
5.00%, 11/24/2025	535,000	603,992
National Australia Bank, Ltd.
2.50%, 07/12/2026	87,000	88,960
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	348,000	370,428
Prudential Financial, Inc.
4.50%, 11/16/2021	174,000	183,636
Royal Bank of Canada
2.15%, 10/26/2020	261,000	261,699

Security Description	Principal Amount	Value
Financials (continued)
Royal Bank of Scotland Group PLC
3M US L + 1.48%, 05/15/2023(a)	$348,000	$352,363
3M US L + 1.47%, 05/15/2023(a)	444,000	443,085
Simon Property Group LP
4.13%, 12/01/2021	348,000	362,429
3.38%, 10/01/2024	87,000	92,464
3.38%, 12/01/2027	174,000	186,709
Starwood Property Trust, Inc.
5.00%, 12/15/2021	224,000	232,960
State Street Corp.
3.30%, 12/16/2024	261,000	276,077
3.55%, 08/18/2025	112,000	120,595
SunTrust Bank/Atlanta GA
3.30%, 05/15/2026	348,000	363,976
Toronto-Dominion Bank
3.15%, 09/17/2020	444,000	450,104
UBS Group Funding Switzerland AG
3.49%, 05/23/2023(b)	174,000	179,358
4.13%, 09/24/2025(b)	137,000	149,189
4.13%, 04/15/2026(b)	87,000	95,303
US Bancorp
2.63%, 01/24/2022	174,000	176,944
3.00%, 03/15/2022	348,000	357,091
Visa, Inc.
3.15%, 12/14/2025	261,000	279,758
2.75%, 09/15/2027	224,000	237,140
Wells Fargo & Co.
2.55%, 12/07/2020	174,000	175,025
3M US L + 0.93%, 02/11/2022(a)	174,000	175,040
3M US L + 1.23%, 10/31/2023(a)	261,000	265,128
3.00%, 04/22/2026	174,000	180,296
Westpac Banking Corp.
2.10%, 05/13/2021	301,000	301,842
3.65%, 05/15/2023	261,000	276,548
2.70%, 08/19/2026	87,000	90,293
Total Financials		34,478,734

Health Care (5.57%)
Abbott Laboratories
2.90%, 11/30/2021	224,000	228,478
AbbVie, Inc.
2.90%, 11/06/2022	535,000	545,287
3.60%, 05/14/2025	87,000	90,777
Aetna, Inc.
3.50%, 11/15/2024	261,000	272,873
Allergan Funding SCS
3.00%, 03/12/2020	622,000	623,982
3.85%, 06/15/2024	261,000	275,459
Amgen, Inc.
3.63%, 05/22/2024	348,000	370,297
Anthem, Inc.
3.50%, 08/15/2024	87,000	91,278

Security Description	Principal Amount	Value
Health Care (continued)
Becton Dickinson and Co.
3M US L + 0.875%, 12/29/2020(a)	$137,000	$137,042
Centene Corp.
5.63%, 02/15/2021	37,000	37,555
4.75%, 05/15/2022	348,000	357,925
Cigna Corp.
4.38%, 10/15/2028	192,000	214,818
CVS Health Corp.
3M US L + 0.63%, 03/09/2020(a)	4,000	4,009
4.00%, 12/05/2023	137,000	145,700
Eli Lilly & Co.
2.75%, 06/01/2025	127,000	132,265
Express Scripts Holding Co.
4.75%, 11/15/2021	224,000	236,008
3.00%, 07/15/2023	444,000	454,395
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(b)	348,000	353,173
Gilead Sciences, Inc.
4.40%, 12/01/2021	174,000	182,540
2.50%, 09/01/2023	174,000	177,171
Johnson & Johnson
2.45%, 03/01/2026	444,000	458,367
Medtronic, Inc.
3.50%, 03/15/2025	121,000	130,679
Merck & Co., Inc.
2.80%, 05/18/2023	863,000	894,699
Pfizer, Inc.
3.20%, 09/15/2023	371,000	389,766
3.00%, 12/15/2026	174,000	184,218
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	137,000	147,882
UnitedHealth Group, Inc.
2.88%, 03/15/2023	261,000	268,697
3.75%, 07/15/2025	348,000	378,842
3.10%, 03/15/2026	157,000	166,029
Total Health Care		7,950,211

Industrials (4.65%)
ADT Security Corp.
4.13%, 06/15/2023	112,000	114,065
Boeing Co.
3.45%, 11/01/2028	261,000	283,125
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	261,000	268,750
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	50,000	50,813
2.40%, 06/06/2022	261,000	264,822
CNH Industrial Capital LLC
4.88%, 04/01/2021	261,000	270,498
CNH Industrial NV
4.50%, 08/15/2023	348,000	372,419
CSX Corp.
3.40%, 08/01/2024	261,000	276,871
2.60%, 11/01/2026	87,000	88,859

Security Description	Principal Amount	Value
Industrials (continued)
FedEx Corp.
3.40%, 02/15/2028	$261,000	$272,843
General Dynamics Corp.
3.50%, 05/15/2025	336,000	361,893
2.63%, 11/15/2027	261,000	271,223
General Electric Co.
2.70%, 10/09/2022	174,000	172,932
Honeywell International, Inc.
2.50%, 11/01/2026	261,000	268,670
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(a)	174,000	174,000
2.65%, 06/24/2024	348,000	358,439
Lockheed Martin Corp.
3.55%, 01/15/2026	261,000	283,280
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,762
3.25%, 01/15/2028	261,000	277,427
Textron, Inc.
3.65%, 03/01/2021	76,000	77,550
3.65%, 03/15/2027	224,000	236,442
United Parcel Service, Inc.
2.50%, 04/01/2023	522,000	531,362
2.40%, 11/15/2026	59,000	59,846
United Rentals North America, Inc.
4.63%, 07/15/2023	444,000	455,377
United Technologies Corp.
2.80%, 05/04/2024	348,000	358,806
WESCO Distribution, Inc.
5.38%, 12/15/2021	174,000	175,957
XPO Logistics, Inc.
6.13%, 09/01/2023(b)	261,000	270,527
Total Industrials		6,632,558

Materials (2.83%)
3M Co.
3.25%, 02/14/2024	709,000	749,332
Ashland LLC
4.75%, 08/15/2022	261,000	275,279
Ball Corp.
4.00%, 11/15/2023	261,000	276,334
Celanese US Holdings LLC
5.88%, 06/15/2021	174,000	184,659
4.63%, 11/15/2022	174,000	185,411
Dow Chemical Co.
3.00%, 11/15/2022	261,000	266,687
Glencore Funding LLC
3.00%, 10/27/2022(b)	444,000	448,085
Graphic Packaging International LLC
4.75%, 04/15/2021	174,000	179,002
International Paper Co.
3.00%, 02/15/2027	174,000	178,098
LyondellBasell Industries NV
5.75%, 04/15/2024	261,000	296,164
Nutrien, Ltd.
3.50%, 06/01/2023	261,000	270,254

Security Description	Principal Amount	Value
Materials (continued)
Sealed Air Corp.
6.50%, 12/01/2020(b)	$174,000	$180,090
Sherwin-Williams Co.
3.45%, 08/01/2025	261,000	272,174
3.45%, 06/01/2027	174,000	184,271
Steel Dynamics, Inc.
5.50%, 10/01/2024	87,000	89,871
Total Materials		4,035,711

Technology (4.17%)
Apple, Inc.
2.40%, 05/03/2023	444,000	453,662
3.45%, 05/06/2024	261,000	279,741
2.75%, 01/13/2025	112,000	116,493
3.20%, 05/11/2027	261,000	279,814
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	174,000	175,562
3.63%, 01/15/2024	261,000	266,507
Cisco Systems, Inc.
2.20%, 09/20/2023	174,000	176,731
Corning, Inc.
2.90%, 05/15/2022	87,000	88,849
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(b)	261,000	269,251
5.88%, 06/15/2021(b)	50,000	50,844
Flex, Ltd.
5.00%, 02/15/2023	348,000	372,851
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(a)	659,000	658,796
Intel Corp.
2.60%, 05/19/2026	261,000	269,997
International Business Machines Corp.
2.50%, 01/27/2022	444,000	449,960
3.63%, 02/12/2024	261,000	278,303
Microsoft Corp.
3.45%, 08/08/2036	224,000	252,015
Moody's Corp.
4.50%, 09/01/2022	59,000	62,677
NCR Corp.
5.00%, 07/15/2022	87,000	88,028
Oracle Corp.
3.40%, 07/08/2024	261,000	276,772
QUALCOMM, Inc.
2.60%, 01/30/2023	348,000	354,797
2.90%, 05/20/2024	336,000	347,476
S&P Global, Inc.
4.00%, 06/15/2025	261,000	287,389
Xerox Corp.
3.50%, 08/20/2020	87,000	87,761
Total Technology		5,944,276

Utilities (2.08%)
AES Corp.
4.50%, 03/15/2023	261,000	268,935

Security Description		Principal Amount	Value
Utilities (continued)
Alabama Power Co.
3.55%, 12/01/2023		$137,000	$145,292
CMS Energy Corp.
3.60%, 11/15/2025		137,000	145,204
Consumers Energy Co.
3.38%, 08/15/2023		174,000	183,243
3.13%, 08/31/2024		174,000	181,721
Dominion Energy, Inc.
4.25%, 06/01/2028		224,000	249,798
Duke Energy Carolinas LLC
2.95%, 12/01/2026		174,000	182,424
Duke Energy Corp.
1.80%, 09/01/2021		535,000	531,898
Exelon Corp.
3.50%, 06/01/2022		174,000	178,919
3.40%, 04/15/2026		149,000	158,002
Exelon Generation Co. LLC
4.25%, 06/15/2022		87,000	91,310
Southern Co.
2.95%, 07/01/2023		444,000	457,299
Southwestern Electric Power Co.
4.10%, 09/15/2028		174,000	195,619
Total Utilities			2,969,664

TOTAL CORPORATE BONDS
(Cost $83,625,248)			87,555,247

GOVERNMENT BONDS (25.72%)
United States Treasury Bond
2.75%, 02/15/2028		8,843,000	9,729,029
3.88%, 08/15/2040		1,242,300	1,682,443
2.75%, 11/15/2047		1,679,000	1,963,807
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(c)		488,012	671,875
United States Treasury Note
2.88%, 11/15/2021		4,424,000	4,554,993
2.88%, 10/31/2023		2,649,000	2,804,059
3.00%, 10/31/2025		4,424,000	4,826,911
United States Treasury Strip Principal
0.00%, 02/15/2038(d)		4,424,000	3,216,014
0.00%, 08/15/2039(d)		5,307,000	3,709,153
0.00%, 11/15/2046(d)		2,649,000	1,542,503
0.00%, 05/15/2048(d)		3,532,000	1,992,355
TOTAL GOVERNMENT BONDS
(Cost $32,037,778)			36,693,142

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.94%)
State Street Institutional Treasury Plus Money Market Fund	2.031%	17,044,671	17,044,671
TOTAL SHORT TERM INVESTMENTS
(Cost $17,044,671)			17,044,671

			Value
TOTAL INVESTMENTS (99.03%)
(Cost $132,707,697)			$141,293,060
OTHER ASSETS IN EXCESS OF LIABILITIES (0.97%)			1,384,352
NET ASSETS - 100.00%			$142,677,412

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

LIBOR Rate:
3M US L - 3 Month LIBOR as of August 31, 2019 was 2.14%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,519,372, representing 1.77% of net assets.
(c)	Principal amount of security is adjusted for inflation.
(d)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Unconstrained Income ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (88.47%)
Communications (19.10%)
Altice Financing SA
6.63%, 02/15/2023(a)	$215,000	$222,256
Cablevision Systems Corp.
5.88%, 09/15/2022	140,000	150,108
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	140,000	148,399
5.00%, 02/01/2028(a)	50,000	52,625
CenturyLink, Inc.
6.45%, 06/15/2021	180,000	190,125
7.50%, 04/01/2024	35,000	38,937
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	105,000	107,275
CSC Holdings LLC
5.13%, 12/15/2021(a)	140,000	140,525
5.38%, 07/15/2023(a)	140,000	144,236
DISH DBS Corp.
5.88%, 07/15/2022	105,000	109,069
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	70,000	75,775
6.63%, 08/01/2026	70,000	75,600
Lamar Media Corp.
5.75%, 02/01/2026	70,000	74,462
Level 3 Financing, Inc.
5.38%, 01/15/2024	105,000	107,100
Netflix, Inc.
5.50%, 02/15/2022	130,000	138,937
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	35,000	35,168
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	105,000	107,363
Sprint Communications, Inc.
6.00%, 11/15/2022	150,000	160,031
Sprint Corp.
7.88%, 09/15/2023	70,000	78,925
7.13%, 06/15/2024	70,000	77,557
T-Mobile USA, Inc.
6.50%, 01/15/2024	180,000	188,050
Unitymedia GmbH
6.13%, 01/15/2025(a)	105,000	109,909
Univision Communications, Inc.
5.13%, 05/15/2023(a)	70,000	69,475
VeriSign, Inc.
4.75%, 07/15/2027	70,000	74,288
Viacom, Inc.
3M US L + 3.895%, 02/28/2057(b)	115,000	120,247
Virgin Media Finance PLC
6.00%, 10/15/2024(a)	105,000	108,806

Security Description	Principal Amount	Value
Communications (continued)
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	$70,000	$72,275
5.75%, 01/15/2027(a)	70,000	71,575
Ziggo BV
5.50%, 01/15/2027(a)	105,000	111,295
Total Communications		3,160,393

Consumer Discretionary (12.30%)
Aramark Services, Inc.
5.13%, 01/15/2024	105,000	108,524
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	43,000	43,967
Boyd Gaming Corp.
6.38%, 04/01/2026	105,000	111,694
Dana, Inc.
5.50%, 12/15/2024	105,000	107,625
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	50,000	49,687
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	70,000	74,143
Hertz Corp.
7.63%, 06/01/2022(a)	35,000	36,489
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	70,000	72,450
International Game Technology PLC
6.25%, 02/15/2022(a)	140,000	148,750
KB Home
7.50%, 09/15/2022	92,000	104,420
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024(a)	70,000	72,537
L Brands, Inc.
5.63%, 02/15/2022	48,000	50,640
LKQ Corp.
4.75%, 05/15/2023	105,000	106,969
Mattamy Group Corp.
6.88%, 12/15/2023(a)	70,000	73,238
MGM Resorts International
6.63%, 12/15/2021	70,000	76,300
PulteGroup, Inc.
5.00%, 01/15/2027	70,000	75,600
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	100,000	104,125
Service Corp. International
4.63%, 12/15/2027	120,000	125,550
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	125,000	131,516
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	70,000	72,625
Toll Brothers Finance Corp.
4.88%, 03/15/2027	70,000	76,300

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	$70,000	$74,025
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	140,000	138,950
Total Consumer Discretionary		2,036,124

Consumer Staples (3.63%)
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC
6.63%, 06/15/2024	50,000	52,625
B&G Foods, Inc.
5.25%, 04/01/2025	70,000	71,246
Energizer Holdings, Inc.
6.38%, 07/15/2026(a)	105,000	110,906
Pilgrim's Pride Corp.
5.75%, 03/15/2025(a)	70,000	72,975
Post Holdings, Inc.
5.50%, 03/01/2025(a)	70,000	73,500
Spectrum Brands, Inc.
5.75%, 07/15/2025	105,000	109,725
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	105,000	109,331
Total Consumer Staples		600,308

Energy (10.24%)
Antero Resources Corp.
5.38%, 11/01/2021	125,000	121,562
Callon Petroleum Co.
6.38%, 07/01/2026	70,000	68,250
CNX Resources Corp.
5.88%, 04/15/2022	68,000	66,130
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	70,000	69,562
DCP Midstream Operating LP
5.38%, 07/15/2025	100,000	106,000
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	70,000	73,062
Murphy Oil Corp.
5.75%, 08/15/2025	105,000	106,806
Nabors Industries, Inc.
5.50%, 01/15/2023	70,000	62,738
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	130,000	126,750
Parkland Fuel Corp.
6.00%, 04/01/2026(a)	105,000	110,644
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	105,000	107,625
Peabody Energy Corp.
6.00%, 03/31/2022(a)	70,000	72,144
Range Resources Corp.
5.00%, 08/15/2022	115,000	107,813

Security Description	Principal Amount	Value
Energy (continued)
Rowan Cos., Inc.
4.88%, 06/01/2022	$25,000	$20,500
SM Energy Co.
6.13%, 11/15/2022	70,000	65,450
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	70,000	72,800
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	105,000	110,381
Transocean, Inc.
9.00%, 07/15/2023(a)	8,000	8,300
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	105,000	108,150
WPX Energy, Inc.
5.75%, 06/01/2026	105,000	109,331
Total Energy		1,693,998

Financials (9.75%)
Ally Financial, Inc.
5.75%, 11/20/2025	140,000	160,825
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026(a)	50,000	52,812
CIT Group, Inc.
5.00%, 08/15/2022	166,000	177,386
5.25%, 03/07/2025	55,000	61,737
Equinix, Inc.
5.75%, 01/01/2025	105,000	109,856
Genworth Holdings, Inc.
7.70%, 06/15/2020	100,000	103,405
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	105,000	107,100
Iron Mountain, Inc.
5.75%, 08/15/2024	105,000	106,575
iStar, Inc.
5.25%, 09/15/2022	105,000	107,888
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	70,000	76,173
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	70,000	76,738
Navient Corp.
8.00%, 03/25/2020	55,000	56,788
6.50%, 06/15/2022	125,000	135,625
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	105,000	111,169
Springleaf Finance Corp.
5.63%, 03/15/2023	110,000	118,525
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	51,375
Total Financials		1,613,977

Security Description	Principal Amount	Value
Health Care (7.92%)
Avantor, Inc.
6.00%, 10/01/2024(a)	$105,000	$112,875
Bausch Health Cos., Inc.
5.50%, 03/01/2023(a)	28,000	28,385
6.13%, 04/15/2025(a)	35,000	36,138
9.00%, 12/15/2025(a)	50,000	56,250
Centene Corp.
6.13%, 02/15/2024	140,000	146,895
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	150,000	150,562
DaVita, Inc.
5.00%, 05/01/2025	140,000	140,700
Encompass Health Corp.
5.75%, 11/01/2024	96,000	97,560
HCA, Inc.
5.88%, 05/01/2023	160,000	177,100
Hologic, Inc.
4.38%, 10/15/2025(a)	50,000	51,375
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	125,000	128,943
Tenet Healthcare Corp.
4.38%, 10/01/2021	140,000	146,090
8.13%, 04/01/2022	35,000	37,840
Total Health Care		1,310,713

Industrials (7.07%)
ADT Security Corp.
6.25%, 10/15/2021	140,000	149,450
Anixter, Inc.
5.50%, 03/01/2023	105,000	113,269
Arconic, Inc.
5.13%, 10/01/2024	100,000	106,636
Bombardier, Inc.
6.13%, 01/15/2023(a)	70,000	69,825
Covanta Holding Corp.
5.88%, 03/01/2024	105,000	108,150
Terex Corp.
5.63%, 02/01/2025(a)	140,000	142,635
TransDigm, Inc.
6.00%, 07/15/2022	140,000	142,625
United Rentals North America, Inc.
5.88%, 09/15/2026	70,000	75,337
WESCO Distribution, Inc.
5.38%, 06/15/2024	105,000	108,938
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	149,000	152,640
Total Industrials		1,169,505

Materials (9.74%)
AK Steel Corp.
7.63%, 10/01/2021	35,000	34,956
7.50%, 07/15/2023	119,000	120,785
Allegheny Technologies, Inc.
5.95%, 01/15/2021	105,000	107,887

Security Description	Principal Amount	Value
Materials (continued)
Ball Corp.
4.88%, 03/15/2026	$70,000	$77,000
Cascades, Inc.
5.50%, 07/15/2022(a)	144,000	145,800
Chemours Co.
7.00%, 05/15/2025	140,000	138,600
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	70,000	72,975
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	105,000	106,355
Koppers, Inc.
6.00%, 02/15/2025(a)	70,000	68,425
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	70,000	72,187
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	105,000	109,988
Novelis Corp.
6.25%, 08/15/2024(a)	70,000	73,500
OCI NV
6.63%, 04/15/2023(a)	70,000	74,200
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	105,000	107,888
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	25,000	16,763
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023(a)	135,000	139,124
Sealed Air Corp.
5.25%, 04/01/2023(a)	70,000	74,900
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	50,000	47,531
United States Steel Corp.
6.88%, 08/15/2025	25,000	23,851
Total Materials		1,612,715

Technology (5.23%)
CommScope Technologies LLC
6.00%, 06/15/2025(a)	70,000	62,825
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	105,000	106,772
7.13%, 06/15/2024(a)	35,000	36,898
j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc.
6.00%, 07/15/2025(a)	105,000	110,896
MSCI, Inc.
5.38%, 05/15/2027(a)	70,000	75,460
NCR Corp.
5.00%, 07/15/2022	119,000	120,407
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022(a)	105,000	106,050
Seagate HDD Cayman
4.75%, 01/01/2025	50,000	52,078

Security Description		Principal Amount	Value
Technology (continued)
Symantec Corp.
5.00%, 04/15/2025(a)		$70,000	$70,511
Western Digital Corp.
4.75%, 02/15/2026		70,000	71,816
Xerox Corp.
4.13%, 03/15/2023		50,000	51,125
Total Technology			864,838

Utilities (3.49%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027		105,000	111,625
Calpine Corp.
5.38%, 01/15/2023		140,000	142,264
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)		70,000	81,120
NRG Energy, Inc.
6.63%, 01/15/2027		125,000	135,469
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024		105,000	107,100
Total Utilities			577,578

TOTAL CORPORATE BONDS
(Cost $14,160,514)			14,640,149

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.32%)
State Street Institutional Treasury Plus Money Market Fund	2.031%	1,707,629	1,707,629
TOTAL SHORT TERM INVESTMENTS
(Cost $1,707,629)			1,707,629

TOTAL INVESTMENTS (98.79%)
(Cost $15,868,143)			$16,347,778
OTHER ASSETS IN EXCESS OF LIABILITIES (1.21%)			201,027
NET ASSETS - 100.00%			$16,548,805

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

LIBOR Rate:
3M US L - 3 Month LIBOR as of August 31, 2019 was 2.14%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,548,814, representing 33.53% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Communication Services (7.74%)
Alphabet, Inc., Class A(a)	995	$1,184,577
Alphabet, Inc., Class C(a)	1,005	1,194,041
AT&T, Inc.	58,022	2,045,856
Facebook, Inc., Class A(a)	9,836	1,826,250
TripAdvisor, Inc.(a)	15,478	588,009
Verizon Communications, Inc.	28,108	1,634,761
Walt Disney Co.	4,325	593,650
Total Communication Services		9,067,144

Consumer Discretionary (14.50%)
Amazon.com, Inc.(a)	1,993	3,540,146
Best Buy Co., Inc.	12,466	793,461
Dana, Inc.	47,783	608,277
Domino's Pizza, Inc.	3,935	892,615
Expedia Group, Inc.	6,991	909,529
H&R Block, Inc.	32,697	791,921
Home Depot, Inc.	9,481	2,160,815
Kohl's Corp.	15,604	737,445
Macy's, Inc.	55,564	820,124
Modine Manufacturing Co.(a)	47,751	487,538
NIKE, Inc., Class B	14,134	1,194,323
NVR, Inc.(a)	174	626,226
Six Flags Entertainment Corp.	11,057	654,243
Thor Industries, Inc.	10,613	487,243
Tiffany & Co.	8,378	711,041
Tupperware Brands Corp.	39,200	509,992
Yum! Brands, Inc.	9,024	1,053,823
Total Consumer Discretionary		16,978,762

Consumer Staples (4.47%)
Coca-Cola Co.	10,701	588,983
Molson Coors Brewing Co., Class B	12,928	663,982
Philip Morris International, Inc.	7,588	547,019
Procter & Gamble Co.	17,005	2,044,511
Walmart, Inc.	12,121	1,384,946
Total Consumer Staples		5,229,441

Energy (5.97%)
Chevron Corp.	21,951	2,584,072
Exxon Mobil Corp.	29,805	2,041,046
Marathon Petroleum Corp.	3,121	153,584
Occidental Petroleum Corp.	14,968	650,809
ONEOK, Inc.	13,734	978,960
Phillips 66	5,891	581,029
Total Energy		6,989,500

Financials (8.27%)
Bank of America Corp.	64,253	1,767,600
Berkshire Hathaway, Inc., Class B(a)	5,382	1,094,753

Security Description	Shares	Value
Financials (continued)
Everest Re Group, Ltd.	2,736	$645,368
JPMorgan Chase & Co.	24,054	2,642,572
M&T Bank Corp.	657	96,060
Navient Corp.	65,959	840,318
Principal Financial Group, Inc.	15,312	814,905
Synchrony Financial	29,331	940,058
Wells Fargo & Co.	18,107	843,243
Total Financials		9,684,877

Health Care (15.94%)
AbbVie, Inc.	20,172	1,326,107
Agilent Technologies, Inc.	13,765	978,829
Amgen, Inc.	7,208	1,503,733
Baxter International, Inc.	12,279	1,079,938
Bristol-Myers Squibb Co.	26,405	1,269,288
Eli Lilly & Co.	11,945	1,349,427
IDEXX Laboratories, Inc.(a)	2,439	706,676
Johnson & Johnson	17,701	2,272,100
Medtronic PLC	14,880	1,605,403
Merck & Co., Inc.	19,194	1,659,705
Pfizer, Inc.	51,663	1,836,620
Thermo Fisher Scientific, Inc.	5,036	1,445,634
UnitedHealth Group, Inc.	1,678	392,652
Waters Corp.(a)	331	70,136
Zoetis, Inc.	9,240	1,168,121
Total Health Care		18,664,369

Industrials (6.85%)
AO Smith Corp.	10,407	484,134
Boeing Co.	5,161	1,879,068
Eaton Corp. PLC	2,022	163,216
General Electric Co.	43,177	356,210
Lennox International, Inc.	3,707	940,762
Matson, Inc.	19,150	680,400
Nordson Corp.	6,397	869,736
Rockwell Automation, Inc.	6,076	928,352
Roper Technologies, Inc.	2,921	1,071,306
Ryder System, Inc.	13,469	648,802
Total Industrials		8,021,986

Information Technology (21.47%)
Accenture PLC, Class A	6,484	1,284,934
Apple, Inc.	24,494	5,112,878
Broadcom, Inc.	5,049	1,427,049
Cadence Design Systems, Inc.(a)	13,989	957,967
Cisco Systems, Inc.	12,067	564,856
Citrix Systems, Inc.	9,490	882,380
CommVault Systems, Inc.(a)	22,741	986,277
Intel Corp.	12,391	587,457
Intuit, Inc.	4,453	1,284,067
j2 Global, Inc.	10,047	849,976
KLA Corp.	7,016	1,037,667
Lam Research Corp.	3,310	696,788
Mastercard, Inc., Class A	2,316	651,653
Microsoft Corp.	39,353	5,425,205
National Instruments Corp.	20,463	859,446
Versum Materials, Inc.	16,873	877,396

Security Description	Shares	Value
Information Technology (continued)
Visa, Inc.	9,116	$1,648,355
Total Information Technology		25,134,351

Materials (1.81%)
CF Industries Holdings, Inc.	17,933	864,191
LyondellBasell Industries NV, Class A	9,231	714,295
Westrock Co.	15,841	541,445
Total Materials		2,119,931

Real Estate (6.76%)
CoreCivic, Inc.	37,002	627,184
Hospitality Properties Trust	37,327	901,074
Iron Mountain, Inc.	19,314	615,151
Kimco Realty Corp.	33,756	620,435
Macerich Co.	21,488	613,053
RMR Group, Inc., Class A	10,272	478,572
Senior Housing Properties Trust	92,397	784,451
SITE Centers Corp.	64,554	894,718
Tanger Factory Outlet Centers, Inc.(b)	43,872	620,350
The GEO Group, Inc.	40,286	691,308
Uniti Group, Inc.	69,843	516,140
Washington Prime Group, Inc.	171,809	554,943
Total Real Estate		7,917,379

Utilities (6.04%)
Consolidated Edison, Inc.	10,010	889,889
Dominion Energy, Inc.	19,245	1,493,989
Duke Energy Corp.	14,157	1,312,920
Evergy, Inc.	13,491	876,915
PPL Corp.	41,770	1,234,304
Southern Co.	21,732	1,266,106
Total Utilities		7,074,123

TOTAL COMMON STOCKS
(Cost $119,372,595)		116,881,863

7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.49%)
Investments Purchased with Collateral from Securities Loaned (0.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.11%
(Cost $572,518)	572,518	572,518

TOTAL SHORT TERM INVESTMENTS
(Cost $572,518)		572,518

		Value
TOTAL INVESTMENTS (100.31%)
(Cost $119,945,113)		$117,454,381
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.31%)		(361,277)
NET ASSETS - 100.00%		$117,093,104

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $558,304.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Communication Services (10.47%)
Alphabet, Inc., Class A(a)	1,658	$1,973,899
Alphabet, Inc., Class C(a)	1,688	2,005,513
AT&T, Inc.	20,915	737,463
CBS Corp., Class B	11,685	491,471
Comcast Corp., Class A	30,287	1,340,503
Discovery, Inc., Class C(a)	23,438	610,091
EW Scripps Co., Class A	51,471	636,181
Facebook, Inc., Class A(a)	12,640	2,346,869
Netflix, Inc.(a)	773	227,069
News Corp.	40,814	561,192
News Corp., Class B	38,802	549,436
Verizon Communications, Inc.	11,398	662,908
Walt Disney Co.	4,868	668,182
Total Communication Services		12,810,777

Consumer Discretionary (15.94%)
Aaron's, Inc.	9,059	580,772
Amazon.com, Inc.(a)	1,963	3,486,857
Booking Holdings, Inc.(a)	333	654,815
Dine Brands Global, Inc.	6,930	488,912
Dollar General Corp.	4,414	688,981
Dollar Tree, Inc.(a)	6,362	645,934
Domino's Pizza, Inc.	2,806	636,513
Expedia Group, Inc.	4,750	617,975
Fossil Group, Inc.(a)	41,280	528,384
Fox Factory Holding Corp.(a)	7,646	550,818
General Motors Co.	20,061	744,062
Genuine Parts Co.	6,717	606,478
Home Depot, Inc.	6,769	1,542,723
Kohl's Corp.	11,153	527,091
Macy's, Inc.	27,589	407,214
MarineMax, Inc.(a)	33,840	489,326
McDonald's Corp.	5,575	1,215,183
MGM Resorts International	21,197	594,788
NIKE, Inc., Class B	11,752	993,044
PulteGroup, Inc.	17,869	603,972
Starbucks Corp.	6,231	601,665
Target Corp.	9,004	963,788
Wynn Resorts, Ltd.	5,896	649,444
Yum! Brands, Inc.	5,920	691,338
Total Consumer Discretionary		19,510,077

Consumer Staples (4.64%)
Altria Group, Inc.	20,506	896,932
Coca-Cola Co.	12,384	681,615
Colgate-Palmolive Co.	10,972	813,574
PepsiCo, Inc.	9,402	1,285,536
Philip Morris International, Inc.	2,752	198,392
Procter & Gamble Co.	7,553	908,097
Unilever NV	9,038	561,169
Walmart, Inc.	2,968	339,124
Total Consumer Staples		5,684,439

Security Description	Shares	Value
Energy (6.67%)
Baker Hughes, a GE Co.	27,988	$607,060
Chevron Corp.	5,467	643,575
Exxon Mobil Corp.	24,834	1,700,632
Kinder Morgan, Inc.	34,750	704,382
Marathon Petroleum Corp.	13,654	671,913
National Oilwell Varco, Inc.	24,560	501,761
Noble Corp. PLC(a)	250,807	401,291
Occidental Petroleum Corp.	12,418	539,935
Phillips 66	7,288	718,815
Schlumberger Ltd.	20,102	651,908
Transocean, Ltd.(a)	80,725	367,299
Valero Energy Corp.	8,652	651,323
Total Energy		8,159,894

Financials (9.54%)
American Express Co.	5,270	634,350
Bank of America Corp.	37,588	1,034,046
Banner Corp.	10,601	571,500
Berkshire Hathaway, Inc., Class B(a)	8,430	1,714,746
Brighthouse Financial, Inc.(a)	19,289	680,130
Citigroup, Inc.	17,885	1,150,900
Enova International, Inc.(a)	25,195	602,160
Goldman Sachs Group, Inc.	4,110	838,070
JPMorgan Chase & Co.	18,200	1,999,452
Prudential Financial, Inc.	8,484	679,483
S&P Global, Inc.	3,093	804,768
SEI Investments Co.	5,694	327,462
Wells Fargo & Co.	13,701	638,056
Total Financials		11,675,123

Health Care (10.39%)
Abbott Laboratories	13,452	1,147,725
AbbVie, Inc.	13,873	912,011
Allergan PLC	4,659	744,135
Cerner Corp.	8,250	568,508
Cigna Corp.	4,903	754,915
Danaher Corp.	6,375	905,824
Eli Lilly & Co.	6,158	695,669
Gilead Sciences, Inc.	11,280	716,731
IQVIA Holdings, Inc.(a)	4,145	643,097
Johnson & Johnson	14,790	1,898,444
McKesson Corp.	4,475	618,758
Medtronic PLC	6,151	663,631
Merck & Co., Inc.	7,523	650,514
Pfizer, Inc.	14,700	522,585
UnitedHealth Group, Inc.	2,632	615,888
Zimmer Biomet Holdings, Inc.	4,768	663,706
Total Health Care		12,722,141

Industrials (12.35%)
3M Co.	4,202	679,547
AECOM(a)	17,843	633,070
AGCO Corp.	9,489	655,880
Albany International Corp., Class A	7,869	646,989
Arconic, Inc.	23,715	612,796
Boeing Co.	3,665	1,334,390
Cornerstone Building Brands, Inc.(a)	90,273	423,380
CSX Corp.	11,558	774,617

Security Description	Shares	Value
Industrials (continued)
Encore Wire Corp.	11,456	$618,509
Expeditors International of Washington, Inc.	8,369	595,036
Fluor Corp.	18,004	318,131
General Electric Co.	78,392	646,734
Genesee & Wyoming, Inc., Class A(a)	5,075	562,716
Hillenbrand, Inc.	15,180	416,539
Hubbell, Inc.	4,852	636,291
Lockheed Martin Corp.	1,787	686,405
Nordson Corp.	4,435	602,983
Norfolk Southern Corp.	4,240	737,972
Roper Technologies, Inc.	1,942	712,248
UniFirst Corp.	2,575	504,468
Union Pacific Corp.	6,096	987,308
United Rentals, Inc.(a)	5,179	582,948
United Technologies Corp.	5,699	742,238
Total Industrials		15,111,195

Information Technology (18.22%)
Adobe, Inc.(a)	923	262,603
Alliance Data Systems Corp.	3,983	489,710
Apple, Inc.	19,890	4,151,839
Avnet, Inc.	14,317	599,739
Broadcom, Inc.	3,555	1,004,785
CACI International, Inc., Class A(a)	2,782	618,411
Cisco Systems, Inc.	10,987	514,301
Cognizant Technology Solutions Corp., Class A	11,164	685,358
ePlus, Inc.	7,742	632,676
HP, Inc.	23,056	421,694
Insight Enterprises, Inc.(a)	9,370	450,322
Intel Corp.	13,405	635,531
LogMeIn, Inc.	8,438	563,996
Mastercard, Inc., Class A	4,688	1,319,063
Micron Technology, Inc.(a)	16,797	760,400
Microsoft Corp.	34,629	4,773,954
NVIDIA Corp.	4,152	695,502
Oracle Corp.	4,185	217,871
PayPal Holdings, Inc.(a)	5,417	590,724
QUALCOMM, Inc.	8,945	695,653
Tech Data Corp.(a)	6,495	602,281
Virtusa Corp.(a)	18,190	657,387
Visa, Inc.	5,325	962,866
Total Information Technology		22,306,666

Materials (4.99%)
Celanese Corp.	5,430	615,599
CF Industries Holdings, Inc.	12,262	590,906
Eastman Chemical Co.	8,282	541,394
Linde PLC	3,837	724,848
NewMarket Corp.	1,424	676,044
Olin Corp.	30,826	523,425
Packaging Corp. of America	5,620	565,260
PolyOne Corp.	19,056	609,982
PPG Industries, Inc.	5,920	655,877
Westrock Co.	17,598	601,500
Total Materials		6,104,835

Security Description	Shares	Value
Real Estate (2.73%)
American Tower Corp.	4,190	$964,496
Lexington Realty Trust	60,503	628,626
Pennsylvania Real Estate Investment Trust	101,554	521,988
RMR Group, Inc., Class A	13,607	633,950
Vornado Realty Trust	9,728	588,252
Total Real Estate		3,337,312

Utilities (3.90%)
American Electric Power Co., Inc.	8,051	733,849
Avangrid, Inc.	11,063	559,124
Avista Corp.	12,484	585,500
Dominion Energy, Inc.	10,296	799,278
Evergy, Inc.	9,362	608,530
Exelon Corp.	16,043	758,192
NextEra Energy, Inc.	3,321	727,565
Total Utilities		4,772,038

TOTAL COMMON STOCKS
(Cost $124,227,271)		122,194,497

TOTAL INVESTMENTS (99.84%)
(Cost $124,227,271)		$122,194,497
OTHER ASSETS IN EXCESS OF LIABILITIES (0.16%)		195,299
NET ASSETS - 100.00%		$122,389,796

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund
Schedule of Investments

As of August 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (86.88%)
Communications (13.56%)
Cablevision Systems Corp.
8.00%, 04/15/2020	$2,140,000	$2,206,875
CenturyLink, Inc.
5.63%, 04/01/2020	2,052,000	2,095,605
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,883,000	1,901,184
DISH DBS Corp.
7.88%, 09/01/2019	2,175,000	2,175,000
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,461,000	1,581,532
Lamar Media Corp.
5.00%, 05/01/2023	1,543,000	1,581,094
Level 3 Financing, Inc.
5.38%, 08/15/2022	1,689,000	1,696,389
Netflix, Inc.
5.38%, 02/01/2021	1,565,000	1,623,688
Sprint Communications, Inc.
7.00%, 08/15/2020	2,270,000	2,361,935
T-Mobile USA, Inc.
6.50%, 01/15/2024	2,096,000	2,189,733
VeriSign, Inc.
4.63%, 05/01/2023	1,063,000	1,082,931
Videotron, Ltd.
5.00%, 07/15/2022	1,407,000	1,480,868
Total Communications		21,976,834

Consumer Discretionary (6.94%)
American Airlines Group, Inc.
5.50%, 10/01/2019(a)	1,930,000	1,942,545
DR Horton, Inc.
4.38%, 09/15/2022	1,787,000	1,876,596
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	1,072,000	1,076,093
International Game Technology PLC
6.25%, 02/15/2022(a)	1,888,000	2,006,000
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,000,000	1,021,521
Lennar Corp.
4.50%, 11/15/2019	1,565,000	1,569,852
MGM Resorts International
6.75%, 10/01/2020	1,670,000	1,745,150
Total Consumer Discretionary		11,237,757

Consumer Staples (2.38%)
B&G Foods, Inc.
4.63%, 06/01/2021	1,045,000	1,052,315

Security Description	Principal Amount	Value
Consumer Staples (continued)
JBS USA LUX SA / JBS USA Finance, Inc.
5.88%, 07/15/2024(a)	$1,072,000	$1,106,170
Spectrum Brands, Inc.
5.75%, 07/15/2025	270,000	282,150
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	1,368,000	1,424,430
Total Consumer Staples		3,865,065

Energy (16.67%)
Antero Resources Corp.
5.38%, 11/01/2021	1,084,000	1,054,190
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,311,000	1,515,844
Concho Resources, Inc.
4.38%, 01/15/2025	1,493,000	1,548,836
Continental Resources, Inc.
5.00%, 09/15/2022	1,561,000	1,575,989
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	1,824,000	1,850,448
Energy Transfer Operating LP
7.50%, 10/15/2020	1,958,000	2,064,159
EnLink Midstream Partners LP
4.40%, 04/01/2024	1,211,000	1,203,431
EQM Midstream Partners LP
4.75%, 07/15/2023	1,072,000	1,081,351
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,535,000	1,606,705
Marathon Petroleum Corp.
5.38%, 10/01/2022	1,981,000	2,004,047
Nabors Industries, Inc.
5.00%, 09/15/2020	12,000	12,000
Newfield Exploration Co.
5.75%, 01/30/2022	1,801,000	1,926,072
Occidental Petroleum Corp.
4.10%, 02/01/2021	1,500,000	1,532,299
Petroleos Mexicanos
6.00%, 03/05/2020	312,000	316,050
5.50%, 01/21/2021	1,330,000	1,360,550
Range Resources Corp.
5.75%, 06/01/2021	315,000	313,425
5.00%, 08/15/2022	387,000	362,812
Rockies Express Pipeline LLC
5.63%, 04/15/2020(a)	1,410,000	1,444,905
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023	1,060,000	1,086,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023(a)	888,000	883,560
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,744,000	1,778,339
Whiting Petroleum Corp.
5.75%, 03/15/2021	520,000	488,254
Total Energy		27,009,766

Security Description	Principal Amount	Value
Financials (12.39%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	$1,805,000	$1,849,190
Air Lease Corp.
4.25%, 02/01/2024	1,045,000	1,116,085
Ally Financial, Inc.
4.25%, 04/15/2021	1,590,000	1,639,687
CIT Group, Inc.
5.00%, 08/15/2022	2,175,000	2,324,183
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	1,661,000	1,677,610
iStar, Inc.
4.63%, 09/15/2020	1,670,000	1,695,050
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	1,670,000	1,760,898
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	2,135,000	2,260,431
Santander Holdings USA, Inc.
3.50%, 06/07/2024	516,000	533,275
SBA Communications Corp.
4.88%, 07/15/2022	1,047,500	1,066,460
Springleaf Finance Corp.
8.25%, 12/15/2020	1,676,000	1,797,259
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,773,000	1,843,920
Synchrony Financial
2.85%, 07/25/2022	500,000	506,951
Total Financials		20,070,999

Health Care (4.62%)
Centene Corp.
5.63%, 02/15/2021	2,035,000	2,065,525
DaVita, Inc.
5.75%, 08/15/2022	1,551,000	1,567,441
HCA Healthcare, Inc.
6.25%, 02/15/2021	1,000,000	1,052,900
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	1,000,000	1,031,540
Tenet Healthcare Corp.
6.00%, 10/01/2020	1,695,000	1,761,952
Total Health Care		7,479,358

Industrials (4.73%)
ADT Security Corp.
6.25%, 10/15/2021	1,622,000	1,731,485
3.50%, 07/15/2022	4,000	4,025
Arconic, Inc.
6.15%, 08/15/2020	1,715,000	1,773,602
WESCO Distribution, Inc.
5.38%, 12/15/2021	2,193,000	2,217,671
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	1,890,000	1,936,173
Total Industrials		7,662,956

Materials (14.17%)
AK Steel Corp.
7.50%, 07/15/2023	1,565,000	1,588,475

Security Description	Principal Amount	Value
Materials (continued)
Ashland LLC
4.75%, 08/15/2022	$1,579,000	$1,665,387
Ball Corp.
4.38%, 12/15/2020	1,775,000	1,819,375
Berry Global, Inc.
6.00%, 10/15/2022	386,000	394,202
Cascades, Inc.
5.50%, 07/15/2022(a)	714,000	722,925
5.75%, 07/15/2023(a)	1,422,000	1,446,885
Celanese US Holdings LLC
5.88%, 06/15/2021	1,585,000	1,682,095
CF Industries, Inc.
7.13%, 05/01/2020	1,355,000	1,395,650
3.45%, 06/01/2023	184,000	188,852
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	1,371,000	1,442,977
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	1,536,000	1,543,680
3.88%, 03/15/2023	155,000	156,999
Graphic Packaging International LLC
4.75%, 04/15/2021	782,000	804,483
4.88%, 11/15/2022	1,526,000	1,606,115
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	1,627,000	1,671,743
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	1,313,141	1,318,065
Sealed Air Corp.
6.50%, 12/01/2020(a)	1,460,000	1,511,100
WR Grace & Co.-Conn
5.13%, 10/01/2021(a)	1,921,000	2,002,643
Total Materials		22,961,651

Technology (7.71%)
Broadcom, Inc.
3.13%, 04/15/2021(a)	1,072,000	1,083,425
CommScope, Inc.
5.50%, 03/01/2024(a)	1,045,000	1,064,594
Dell, Inc.
4.63%, 04/01/2021	105,000	107,559
EMC Corp.
2.65%, 06/01/2020	2,095,000	2,087,118
Flex, Ltd.
5.00%, 02/15/2023	1,373,000	1,471,046
Micron Technology, Inc.
4.64%, 02/06/2024	1,045,000	1,114,603
NCR Corp.
4.63%, 02/15/2021	1,565,000	1,569,069
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,670,000	1,673,423
Pitney Bowes, Inc.
3.88%, 10/01/2021	4,000	4,010
Seagate HDD Cayman
4.25%, 03/01/2022	1,040,000	1,077,260

Security Description		Principal Amount	Value
Technology (continued)
Symantec Corp.
3.95%, 06/15/2022		$155,000	$158,319
Xerox Corp.
4.50%, 05/15/2021		1,045,000	1,076,350
Total Technology			12,486,776

Utilities (3.71%)
AES Corp.
4.00%, 03/15/2021		528,000	540,598
Calpine Corp.
6.00%, 01/15/2022(a)		1,723,000	1,741,574
DPL, Inc.
7.25%, 10/15/2021		1,001,000	1,077,326
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)		1,552,000	1,598,560
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)		1,036,000	1,048,521
Total Utilities			6,006,579

TOTAL CORPORATE BONDS
(Cost $138,232,731)			140,757,741

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.02%)
State Street Institutional Treasury Plus Money Market Fund	2.031%	17,846,259	17,846,259
TOTAL SHORT TERM INVESTMENTS
(Cost $17,846,259)			17,846,259

TOTAL INVESTMENTS (97.90%)
(Cost $156,078,990)			$158,604,000
OTHER ASSETS IN EXCESS OF LIABILITIES (2.10%)			3,401,229
NET ASSETS - 100.00%			$162,005,229

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $31,455,782, representing 19.42% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2019 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the Cohen & Steers Global Realty Majors ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF collectively, the “Funds”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on either exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2019:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$20,913,596	$–	$–	$20,913,596
U.S. Energy Infrastructure Companies*	17,689,204	–	–	17,689,204
U.S. Energy Infrastructure MLPs*	16,890,595	–	–	16,890,595
U.S. General Partners*	7,510,177	–	–	7,510,177
Short Term Investments	407,986	–	–	407,986
Total	$63,411,558	$–	$–	$63,411,558

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$8,235,310,156	$–	$–	$8,235,310,156
Short Term Investments	3,991,871	–	–	3,991,871
Total	$8,239,302,027	$–	$–	$8,239,302,027

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$76,877,108	$–	$–	$76,877,108
Master Limited Partnerships*	10,058,777	–	–	10,058,777
Short Term Investments	6,339,526	–	–	6,339,526
Total	$93,275,411	$–	$–	$93,275,411

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$69,261,525	$–	$–	$69,261,525
Master Limited Partnerships*	1,705,756	–	–	1,705,756
Short Term Investments	941,500	–	–	941,500
Total	$71,908,781	$–	$–	$71,908,781

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$30,420,318	$–	$–	$30,420,318
Short Term Investments	71,625	–	–	71,625
Total	$30,491,943	$–	$–	$30,491,943

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$159,787,278	$–	$–	$159,787,278
Short Term Investments	22,859,285	–	–	22,859,285
Total	$182,646,563	$–	$–	$182,646,563

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$222,802,152	$–	$–	$222,802,152
Short Term Investments	438,572	–	–	438,572
Total	$223,240,724	$–	$–	$223,240,724

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$178,986,700	$–	$–	$178,986,700
Warrants	–	595	–	595
Short Term Investments	11,665,553	–	–	11,665,553
Total	$190,652,253	$595	$–	$190,652,848

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,649,850,136	$–	$–	$1,649,850,136
Short Term Investments	1,136,223	–	–	1,136,223
Total	$1,650,986,359	$–	$–	$1,650,986,359

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$132,816,380	$–	$–	$132,816,380
Limited Partnerships*	4,016,388	–	–	4,016,388
Short Term Investments	2,730,398	–	–	2,730,398
Total	$139,563,166	$–	$–	$139,563,166

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$52,750,291	$–	$–	$52,750,291
Short Term Investments	73,620	–	–	73,620
Total	$52,823,911	$–	$–	$52,823,911

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$87,555,247	$–	$87,555,247
Government Bonds	–	36,693,142	–	36,693,142
Short Term Investments	17,044,671	–	–	17,044,671
Total	$17,044,671	$124,248,389	$–	$141,293,060

RiverFront Dynamic Unconstrained Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$14,640,149	$–	$14,640,149
Short Term Investments	1,707,629	–	–	1,707,629
Total	$1,707,629	$14,640,149	$–	$16,347,778

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$116,881,863	$–	$–	$116,881,863
Short Term Investments	572,518	–	–	572,518
Total	$117,454,381	$–	$–	$117,454,381

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$122,194,497	$–	$–	$122,194,497
Total	$122,194,497	$–	$–	$122,194,497

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$140,757,741	$–	$140,757,741
Short Term Investments	17,846,259	–	–	17,846,259
Total	$17,846,259	$140,757,741	$–	$158,604,000

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, Cohen & Steers Global Realty Majors ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2019:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$582,833	$377,488	$235,823	$613,311
ALPS Clean Energy ETF	7,630,134	6,295,685	1,530,581	7,826,266
ALPS Disruptive Technologies ETF	2,911,980	887,171	2,133,433	3,020,604
ALPS Emerging Sector Dividend Dogs ETF	80,640	-	82,414	82,414
ALPS Equal Sector Weight ETF	33,084,902	22,790,860	11,031,621	33,822,481
ALPS Medical Breakthroughs ETF	15,481,248	11,482,782	4,429,824	15,912,606
Barron's 400 ETF	1,545,454	698,749	907,275	1,606,024
RiverFront Dynamic US Dividend Advantage ETF	558,304	572,518	-	572,518

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2019, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of November 30, 2018	Purchases	Purchases In- Kind	Sales	Corporate Action	Share Balance as of August 31, 2019	Market Value as of August 31, 2019	Dividends*	Change in Unrealized Gain/ (Loss)	Realized Gain/ (Loss)
Buckeye Partners LP	12,761,673	3,530,260	2,405,746	(3,754,623)	-	14,943,056	$613,113,588	$-	$272,378,033	$(76,878,496)
Crestwood Equity Partners LP	4,276,648	1,104,590	793,864	(1,351,390)	-	4,823,712	176,354,911	-	43,684,350	(3,273,028)
DCP Midstream LP	7,897,589	2,042,722	1,460,869	(2,568,995)	-	8,832,185	215,152,026	-	(33,147,221)	(25,839,875)
EnLink Midstream LLC**	-	12,019,763	2,058,759	(4,253,886)	15,461,882	25,286,518	200,774,953	-	(56,219,761)	(115,133,379)
Genesis Energy LP	9,545,334	2,465,399	1,765,171	(3,103,167)	-	10,672,737	221,352,565	-	47,310,645	(42,680,722)
Magellan Midstream Partners LP	14,961,861	1,017,768	2,439,956	(4,727,379)	-	13,692,206	912,996,296	-	150,107,037	(20,255,716)
NGL Energy Partners LP	9,846,434	2,623,322	1,853,314	(2,959,963)	-	11,363,107	153,288,313	-	58,007,273	593,910
Noble Midstream Partners LP	-	2,241,216	144,839	(276,144)	-	2,109,911	51,334,135	-	(22,585,667)	(1,014,196)
NuStar Energy LP	8,525,973	2,227,254	1,578,978	(2,752,782)	-	9,579,423	263,242,544	-	88,945,930	(40,771,112)
Plains All American Pipeline LP	37,215,207	2,688,945	6,389,195	(9,458,811)	-	36,834,536	789,364,107	-	131,836,235	(164,416,552)
Shell Midstream Partners LP	10,799,735	2,790,688	1,997,069	(3,508,165)	-	12,079,327	232,043,872	-	91,798,264	(74,151,098)
Tallgrass Energy LP	12,885,583	3,770,040	2,437,654	(3,580,058)	-	15,513,219	303,748,828	-	1,057,434	(1,698,606)
TC PipeLines LP	4,728,180	1,218,394	874,677	(1,534,755)	-	5,286,496	206,966,318	-	96,451,344	(39,790,800)
							$4,339,732,456	$-	$869,623,896	$(605,309,670)

Investments no longer affiliated as of August 31, 2019
EQM Midstream Partners LP	7,247,759	1,878,453	1,340,783	(2,348,949)	-	8,118,046	$245,733,253	$-	$(18,317,645)	$(88,423,946)
Western Midstream Partners LP***	8,761,525	7,594,796	2,361,511	(4,152,286)	5,131,896	19,697,442	453,829,064	-	(82,103,025)	(22,655,164)
							$699,562,317	$-	$(100,420,670)	$(111,079,110)

GRAND TOTAL							$5,039,294,773	$-	$769,203,226	$(716,388,780)

*	100% of the Income received was estimated as Return of Capital.
**	On 1/28/2019 EnLink Midstream LLC and EnLink Midstream Partners LP merged.
***	On 2/27/2019 Western Gas Equity Partners LP and Western Gas Partners LP merged. Following the merger, the company changed its name to Western Midstream Partners LP.